As filed with the Securities and Exchange Commission on February 14, 2005

                                                File Nos. 333-22075 and 811-8061

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

     Pre-Effective Amendment No. ____                                        |_|
     Post-Effective Amendment No. 19                                         |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|

     Amendment No. 20                                                        |X|

                        (Check appropriate box or boxes.)

                          ----------------------------

                   Diamond Hill Funds (formerly The BSG Funds)

                          ----------------------------

               (Exact Name of Registrant as Specified in Charter)

             375 North Front Street, Suite 300, Columbus, Ohio 43215

                          ----------------------------

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 226-5595

                          ----------------------------

                       James F. Laird, Diamond Hill Funds
             375 North Front Street, Suite 300, Columbus, Ohio 43215

                          ----------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                              Amy M. Shepherd, Esq.
                              Baker & Hostetler LLP
                Capital Square, 65 East State Street, Suite 2100
                              Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

      |_|   immediately upon filing pursuant to paragraph (b)

      |_|   on pursuant to paragraph (b)

      |X|   60 days after filing pursuant to paragraph (a) (1)

      |_|   on (date) pursuant to paragraph (a) (1)

      |_|   75 days after filing pursuant to paragraph (a) (2)

      |_|   on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      EXPLANATORY NOTE:

      This  Post-Effective   Amendment  No.  19  to  Registrant's   Registration
Statement on Form N1-A includes the Prospectus dated April 30, 2005 for Diamond Hill Funds.

      The filing also includes the Statement of Additional Information for Diamond Hill Funds.

                                                              REDLINED 2ND DRAFT

                           DIAMOND HILL SMALL CAP FUND

                           DIAMOND HILL LARGE CAP FUND

                       DIAMOND HILL FOCUS LONG-SHORT FUND

                       DIAMOND HILL BANK & FINANCIAL FUND

                       DIAMOND HILL STRATEGIC INCOME FUND

                    DIAMOND HILL SHORT TERM FIXED INCOME FUND


                            PROSPECTUS April 30, 2005


AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           PAGE

DIAMOND HILL SMALL CAP FUND.............................................

DIAMOND HILL LARGE CAP FUND.............................................

DIAMOND HILL FOCUS LONG-SHORT FUND......................................

DIAMOND HILL BANK & FINANCIAL FUND......................................

DIAMOND HILL STRATEGIC INCOME FUND......................................

DIAMOND HILL SHORT TERM FIXED INCOME FUND...............................

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS.......................................................

PRICING YOUR SHARES.....................................................

HOW TO PURCHASE SHARES..................................................

HOW TO REDEEM SHARES....................................................

HOW TO EXCHANGE SHARES..................................................

DIVIDENDS  AND DISTRIBUTIONS............................................


MARKET TIMING POLICY....................................................


TAXES...................................................................

HOUSEHOLDING............................................................

OPERATION OF THE FUNDS..................................................

FINANCIAL HIGHLIGHTS....................................................

                           DIAMOND HILL SMALL CAP FUND

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its objective by investing in common stocks that the Fund's Adviser believes are undervalued. The Fund normally invests at least 80% of its net assets in small capitalization companies, defined as those companies with a market capitalization below $2 billion at the time of purchase by the Fund or those companies included in the Russell 2000 Index. Thus, if the market capitalization of a company in the Fund's portfolio grows to the point where the company is no longer a small capitalization company, the Fund may continue to hold the investment for future capital growth opportunities.

      The Fund's Adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The Adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the Adviser applies a proprietary valuation model as a tool for stock selection.

      Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's Adviser believes that the company's fundamentals are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.

      In addition, investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies may make it difficult for the Fund to buy and sell shares. Also, the market price for smaller capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies.

      Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

      Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

The Fund is designed for:

      o     long-term   investors   seeking  a  fund  with  a  value  investment
            philosophy

      o investors willing to accept the increased risks associated with investments in smaller companies

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1):
(Years ended December 31)


2001              25.46%
2002              -8.23%
2003              50.18%
2004              29.26%


(1) Figures do not reflect sales charges. If they did, the returns would be lower.

Best Quarter:                2nd Quarter 2003             +28.68%
Worst Quarter:               3rd Quarter 2001             -22.80%

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2004)

                                                    ONE YEAR  SINCE INCEPTION(1)

Diamond Hill Small Cap Fund - Class A

Return Before Taxes                                    21.80%        20.44%
Class A Return after Taxes on Distributions            21.52%        20.06%
Class A Return after Taxes on Distributions
and Sale of Fund Shares                                14.53%        17.76%

Diamond Hill Small Cap Fund - Class C

Return Before Taxes                                    27.40%        21.32%
Russell 2000 Index(2)                                  18.33%         9.13%

The average annual total returns for the Fund's Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.


(1) Inception date for the Fund is December 29, 2000. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (February 20, 2001), which is the same as the performance for Class A shares through February 20, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.

(2) The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)(1)

                                                                              CLASS A        CLASS C      CLASS I
Maximum Front End Sales Charge Imposed on Purchases                           5.75%          NONE         NONE
Contingent Deferred Sales Charge                                              NONE           1.00%(3)     NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE         NONE
Redemption Fee                                                                NONE           NONE         NONE
Exchange Fee                                                                  NONE           NONE         NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fees                                                               0.80%          0.80%        0.80%
Distribution (12b-1) Fees                                                     0.25%          1.00%        NONE
Other Fund Operating Expenses(4)                                              0.45%          0.45%        0.20%
                                                                              ----           ----         ----
Total Annual Fund Operating Expenses                                          1.50%          2.25%        1.00%
                                                                              ====           ====         ====


(1) Processing organizations may impose transactional fees on shareholders.

(2) As of the date of this Prospectus, Class I shares have not yet been offered to the public.

(3) This sales charge applies if you redeem your shares within one year of purchase.


(4) Other Expenses consist of an administrative services fee, 0.45% for Class A and Class C shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.


EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.


                                                                1 YEAR         3 YEARS        5 YEARS       10 YEARS
Class A                                                          $719          $1,022         $1,346         $2,263
Class C
  if you sold your shares at the end of the period               $328           $703          $1,205         $2,585
  if you stayed in the Fund                                      $228           $709          $1,205         $2,585
Class I                                                          $102           $318           $552          $1,225

                           DIAMOND HILL LARGE CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its objective by investing in common stocks that the Fund's Adviser believes are undervalued. The Fund normally invests at least 80% of its net assets in large capitalization companies, defined as those companies with a market capitalization of $2 billion or greater or those companies included in the Russell 1000 Index.

      The Fund's Adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The Adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the Adviser applies a proprietary valuation model as a tool for stock selection.

      Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's Adviser believes that the company's fundamentals are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity. If the market capitalization of a company in the Fund's portfolio decreases to the point where the company is no longer a large capitalization company, the Fund may continue to hold the investment for future capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.

      Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

The Fund is designed for:

      o     long-term   investors   seeking  a  fund  with  a  value  investment
            philosophy

      o     investors willing to accept price fluctuations

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1):
(Year ended December 31)


2002     -20.74%
2003      31.92%
2004      21.12%


(1) Figure does not reflect sales charges. If it did, the return would be lower.

Best Quarter:                2nd Quarter 2003             +17.20%
Worst Quarter:               3rd Quarter 2002             -17.96%


AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2004)

                                                       ONE YEAR         SINCE INCEPTION(1)
Diamond Hill Large Cap Fund - Class A
Return Before Taxes                                     14.17%                5.39%
Class A Return after Taxes on Distributions             14.14%                5.20%
Class A Return after Taxes on Distributions
and Sale of Fund Shares                                  9.23%                4.50%
Diamond Hill Large Cap Fund - Class C
Return Before Taxes                                     19.33%                6.30%
Russell 1000 Index(2)                                   11.40%                1.87%

The average annual total returns for the Fund's Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.


(1) Inception date for the Fund is June 29, 2001. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (September 25, 2001), which is the same as the performance for Class A shares through September 25, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.

(2) The Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (Fees paid directly from your investment)(1)
                                                                            CLASS A        CLASS C      CLASS I
Maximum Front End Sales Charge Imposed on Purchases                           5.75%          NONE         NONE
Contingent Deferred Sales Charge                                              NONE           1.00%(3)     NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE         NONE
Redemption Fee                                                                NONE           NONE         NONE
Exchange Fee                                                                  NONE           NONE         NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)
Management Fees                                                               0.70%          0.70%        0.70%
Distribution (12b-1) Fees                                                     0.25%          1.00%        NONE
Other Fund Operating Expenses(4)                                              0.45%          0.45%        0.20%
                                                                              ----           ----         ----
Total Annual Fund Operating Expenses                                          1.40%          2.15%        0.90%
                                                                              ====           ====         ====


(1) Processing organizations may impose transactional fees on shareholders.

(2) Effective January 31, 2005, Class I shares are offered to the public.

(3) This sales charge applies if you redeem your shares within one year of purchase.


(4) Other Expenses consist of an administrative services fee, 0.45% for Class A and Class C shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.


EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.


                                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
Class A                                                           $709          $993          $1,297         $2,158
Class C
  if you sold your shares at the end of the period                $318          $673          $1,154         $2,483
  if you stayed in the Fund                                       $218          $673          $1,154         $2,483
Class I                                                            $92          $287           $498          $1,108

                       DIAMOND HILL FOCUS LONG-SHORT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Focus Long-Short Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its objective by investing in common stocks that the Fund's Adviser believes are undervalued. The Fund normally focuses its investments in a core of 20 to 30 companies, and the Fund's Adviser anticipates that each of the Fund's investments will also be held in either the Diamond Hill Large Cap or Diamond Hill Small Cap portfolio.

      The Fund's Adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies of all capitalization ranges. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The Adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the Adviser applies a proprietary valuation model as a tool for stock selection.

      Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's Adviser believes that the company's fundamentals are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.

      The Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund's assets will as a matter of practice be invested in short sales. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.

      Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

      The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

The Fund is designed for:

      o     long-term   investors   seeking  a  fund  with  a  value  investment
            philosophy

      o     investors willing to accept price fluctuations

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1):
(Years ended December 31)


2001        6.11%
2002      -10.40%
2003       22.91%
2004       16.86%


(1) Figures do not reflect sales charges. If they did, the returns would be lower.

Best Quarter:                4th Quarter 2001             +19.96%
Worst Quarter:               3rd Quarter 2001             -26.08%

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2004)

                                                           ONE YEAR                SINCE INCEPTION(1)
Diamond Hill Focus Long-Short Fund - Class A Return
Before Taxes                                                10.11%                        6.28%
 Class A Return after Taxes on Distributions                10.04%                        6.11%
Class A Return after Taxes on Distributions
and Sale of Fund Shares                                      6.67%                        5.31%
Diamond Hill Focus Long-Short Fund - Class C Return
Before Taxes                                                15.04%                        6.87%
Russell 3000 Index(2)                                       11.95%                       -1.57%

The average annual total returns for the Fund's Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.


(1)Inception date for the Fund is June 30, 2000. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (February 13, 2001), which is the same as the performance for Class A shares through February 13, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.

(2) The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (Fees paid directly from your investment)(1)
                                                                            CLASS A        CLASS C      CLASS I
Maximum Front End Sales Charge Imposed on Purchases                           5.75%          NONE         NONE
Contingent Deferred Sales Charge                                              NONE           1.00%(3)     NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE         NONE
Redemption Fee                                                                NONE           NONE         NONE
Exchange Fee                                                                  NONE           NONE         NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)
Management Fees                                                               0.90%          0.90%        0.90%
Distribution (12b-1) Fees                                                     0.25%          1.00%        NONE
Other Fund Operating Expenses(4)                                              0.45%          0.45%        0.20%
                                                                              ----           ----         ----
Total Annual Fund Operating Expenses                                          1.60%          2.35%        1.10%
                                                                              ====           ====         ====

(1) Processing organizations may impose transactional fees on shareholders.

(2) Effective January 31, 2005, Class I shares are offered to the public.

(3) This sales charge applies if you redeem your shares within one year of purchase.


(4) Other Expenses consist of an administrative services fee, 0.45% for Class A and Class C shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.

(5) Excluded dividend expenses relating to short sales. If dividend expenses relating to short sales are included, Total Annual Fund Operating Expenses would have been 1.78%, 2.53% and 1.10% for Class A, Class C and Class I shares, respectively.


EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.


                                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
Class A                                                           $745          $1,103        $1,484         $2,549
Class C
  if you sold your shares at the end of the period                $356           $788         $1,345         $2,866
  if you stayed in the Fund                                       $256           $788         $1,345         $2,866
Class I                                                           $112           $350          $606          $1,340

                       DIAMOND HILL BANK & FINANCIAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Bank & Financial Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its objective by normally investing at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies and other financial services companies. The Fund generally pursues its objective by investing in 25-40 common stocks from the financial services sector that the Fund's Adviser believes are undervalued. The Fund's Adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies within the sector of all capitalization ranges. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The Adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once the Adviser deems a company to be attractive following this rigorous process, the Adviser applies a proprietary valuation model as a tool for stock selection.

      Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security is the Adviser believes that the company's fundamentals are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.

      The Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund's assets will as a matter of practice be invested in short sales. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

      Because the Fund's portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

      o Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

      o Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

      o Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.

      As you can see, a number of factors, in addition to general economic conditions, can adversely affect the financial performance and condition of the institutions in which the Fund invests.

      To the extent the Fund's portfolio is heavily invested in companies located in a certain geographic area, any negative changes in the economy of the area could have a negative effect on the performance of the Fund. The Fund would also be more vulnerable to legislative or regulatory developments that are unfavorable to companies in that area. In addition, because some of the Fund's holdings are smaller capitalization companies, the Fund may be subject to the risks associated with such companies. For example, less frequent trading, with smaller volumes than larger capitalization companies, may make it difficult for the Fund to buy and sell shares. Also, the market price of smaller capitalization companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

      The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

      The Fund is designed for:

      o     long-term   investors   seeking  a  fund  with  long  term   capital
            appreciation

      o     investors willing to accept price fluctuations and market cycles

      o investors looking to diversify their portfolio into the financial sector

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1)
(Years ended December 31)


1998    -9.13%
1999    -3.71%
2000    13.19%
2001    23.91%
2002    11.22%
2003    41.85%
2004    16.67%


(1) Figures do not reflect sales charges. If they did, the returns would be lower.

Best Quarter:                3rd Quarter 2003             +18.05%
Worst Quarter:               3rd Quarter 1998             -19.87%


AVERAGE ANNUAL TOTAL RETURNS:
(as of December 31, 2004)

                                                                   ONE YEAR        FIVE YEARS          SINCE INCEPTION(1)
Diamond Hill Bank & Financial Fund - Class A Return
Before Taxes                                                        9.98%            19.46%                  13.98%
Class A Return after Taxes on Distributions                         8.23%            18.02%                  12.69%
Class A Return after Taxes on Distributions and Sale of
Fund Shares                                                         8.05%            16.68%                  11.81%
Diamond Hill Bank & Financial Fund - Class C Return
Before Taxes                                                       14.79%           20.17%1                  14.17%
S&P 1500 Supercomposite Financial Index(2)                         11.92%             7.31%                   7.40%
NASDAQ Bank Index(3)                                               13.67%            16.47%                  11.19%

The average annual total returns for the Fund's Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.


(1) Inception date for the Fund is August 1, 1997. The five year and since inception returns for Class C shares include performance of the Fund that was achieved prior to the creation of Class C shares (June 3, 1999), which is the same as the performance for Class A shares through June 3, 1999. The returns have been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.

(2) The S&P 1500 Supercomposite Financial Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 500 Supercomposite. The S&P 1500 Supercomposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

(3) The NASDAQ Bank Index is a broad-based capitalization-weighted index of domestic and foreign common stocks of banks that are traded on the NASDAQ National Market System (Nasdaq/NMS) as well as the Small Cap Market. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)(1)
                                                                            CLASS A        CLASS C      CLASS I(2)
Maximum Front End Sales Charge Imposed on Purchases                           5.75%          NONE         NONE
Contingent Deferred Sales Charge                                              NONE           1.00%3       NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE         NONE
Redemption Fee                                                                NONE           NONE         NONE
Exchange Fee                                                                  NONE           NONE         NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)
Management Fees                                                               1.00%          1.00%        1.00%
Distribution (12b-1) Fees                                                     0.25%          1.00%        NONE
Other Fund Operating Expenses(4)                                              0.45%          0.45%        0.20%
                                                                              ----           ----         ----

Total Annual Fund Operating Expenses                                          1.70%          2.45%        1.10%
                                                                              =====          =====        =====


(1) Processing organizations may impose transactional fees on shareholders.

(2) As of the date of this Prospectus, Class I shares have not yet been offered to the public.

(3) This sales charge applies if you redeem your shares within one year of purchase.


(4) Other expenses consist of an administrative services fee, 0.45% for Class A and Class C shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.

EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.


                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
Class A                                                          $738         $1,080        $1,445         $2,468
Class C
  if you sold your shares at the end of the period               $348          $764         $1,306         $2,786
  if you stayed in the Fund                                      $248          $764         $1,306         $2,786
Class I                                                          $112          $350          $606          $1,340

                       DIAMOND HILL STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Strategic Income Fund is to provide current income and an attractive total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its investment objective, under normal circumstances, by investing primarily in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts ("REITs"), convertible preferred income-producing securities (including stocks of any market capitalization and convertible corporate bonds), structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie
Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices), U.S. Government and agency securities, closed-end investment companies and master limited partnerships.

      The Fund's Adviser selects securities for the Fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for current income and capital appreciation in relation to the risks borne.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For more information on risk, please read "Additional Information About Investment Strategies and Related Risks."

      The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

      The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed income securities. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

      There is a risk that issuers will not make payments on securities held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may decline if an issuer's financial condition changes. Lower credit quality also may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security. Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. The Fund may invest in companies with lower market capitalizations, which may present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

      The Fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

      REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. When the profits, revenues, or value of real property owned by a REIT declines or fails to meet market expectations, the value of the REIT may decline as well. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

      The Fund may invest in structured instruments. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

      Closed-end investment companies are a type of mutual fund, the shares of which are not redeemable by the issuing investment company. Rather, the shares, once issued and sold by the issuing investment company, are bought and sold either on the over-the-counter market or on some stock exchanges. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. Closed-end investment companies may have infrequent trading, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

      The Fund is designed for:

      o     investors seeking income

      o     investors willing to accept a modest level of price fluctuations

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1):
(Year ended December 31)


2003     20.67%
2004      7.46%


(1) Figure does not reflect sales charges. If it did, the return would be lower.

Best Quarter:                2nd Quarter 2003             +8.04%
Worst Quarter:               2nd Quarter 2004             -3.86%


AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2004)

                                                                            ONE YEAR                SINCE INCEPTION(1)
Diamond Hill Strategic Income Fund - Class A Return
Before Taxes                                                                  2.34%                       11.98%
Class A Return after Taxes on Distributions                                   0.05%                        9.38%
Class A Return after Taxes on Distributions
and Sale of Fund Shares                                                       1.56%                        8.71%
Diamond Hill Strategic Income Fund - Class C Return
Before Taxes                                                                  5.70%                       13.91%
Merrill Lynch Domestic Master Index(2)                                        4.34%                        4.47%

The average annual total returns for the Fund's Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.


(1) Inception date for the Fund is September 30, 2002.

(2) The Merrill Lynch Domestic Master Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The Merrill Lynch Domestic Master Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES (Fees paid directly from your investment)(1)
                                                                             CLASS A        CLASS C      CLASS I
Maximum Front End Sales Charge Imposed on Purchases                           4.75%          NONE         NONE
Contingent Deferred Sales Charge                                              NONE           1.00%(3)     NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE         NONE
Redemption Fee                                                                NONE           NONE         NONE
Exchange Fee                                                                  NONE           NONE         NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)
Management Fees                                                               0.50%          0.50%        0.50%
Distribution (12b-1) Fees                                                     0.25%          1.00%        NONE
Other Fund Operating Expenses(4)                                              0.45%          0.45%        0.20%
                                                                              ----           ----         ----

Total Annual Fund Operating Expenses                                          1.20%          1.95%        0.70%
                                                                              ====           ====         ====


(1) Processing organizations may impose transactional fees on shareholders.

(2) Effective January 31, 2005, Class I shares are offered to the public.

(3) This sales charge applies if you redeem your shares within one year of purchase.


(4) Other Expenses consist of an administrative services fee, 0.45% for Class A and Class C shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.


EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.


                                                                   1 YEAR      3 YEARS        5 YEARS       10 YEARS
Class A                                                             $591         $838         $1,103         $1,860
Class C
  if you sold your shares at the end of the period                  $298         $612         $1,052         $2,275
  if you stayed in the Fund                                         $198         $612         $1,052         $2,275
Class I                                                             $ 72         $224          $390          $ 871


                    DIAMOND HILL SHORT TERM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      The investment objective of the Diamond Hill Short Term Fixed Income Fund is to provide total return consistent with current income and preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

      The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

HOW THE FUND PURSUES ITS OBJECTIVE

      The Fund pursues its objective by primarily investing in short- and intermediate-term, investment grade and non-investment grade debt securities. The Fund mainly invests in mortgage-backed debt securities with short to intermediate remaining maturities; short- and intermediate-term U.S. government and agency debt obligations; and investment grade and non-investment grade corporate debt securities (or unrated debt securities which the Fund's Adviser determines to be of comparable quality) with short to intermediate remaining maturities.

      The Fund's Adviser selects securities for the Fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best balance between total return and risk.

      Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of the fluctuations by limiting the Fund's dollar-weighted average maturity to 3.0 years or less. Dollar-weighted average maturity measures the average of the remaining terms to maturity of the portfolio securities, using as the weighting factor the dollar balance of each of the portfolio securities. The Fund may use futures and options in an effort to maintain the Fund's targeted dollar-weighted average maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      All investments carry risks to some degree. The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For more information on risk, please read "Additional Information About Investment Strategies and Related Risks."

      The Fund mainly invests in debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally decline. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

      The Fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

      The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

      There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality also may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

      As part of its main investment strategy, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield on mortgage-backed securities. When mortgage obligations and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In addition, payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the Adviser anticipated, affecting the maturity and volatility of the Fund.

      Neither the U.S government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (which has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued or guaranteed by the U.S government, and are supported only by the credit of the issuer.

      Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

      The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

      An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

      The Fund is designed for:

      o investors seeking higher returns than are available from most money market funds, and

      o     investors willing to accept a modest level of price fluctuations

HOW THE FUND HAS PERFORMED

      The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

CLASS A ANNUAL TOTAL RETURN(1):
(Year ended December 31)


2003     2.04%
2004     2.04%


(1) Figure does not reflect sales charges. If it did, the return would be lower.

Best Quarter:                3rd Quarter 2004             +1.07%
Worst Quarter:               2nd Quarter 2004             -0.41%


AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2004)

                                                                            ONE YEAR                SINCE INCEPTION(1)
Diamond Hill Short Term Fixed Income Fund - Class A
Return Before Taxes                                                           1.74%                        2.55%
Class A Return after Taxes on Distributions                                   0.77%                        1.50%
Class A Return after Taxes on Distributions
and Sale of Fund Shares                                                       1.12%                        1.55%
Diamond Hill Short Term Fixed Income Fund - Class I
Return Before Taxes                                                           2.29%                        2.91%
Merrill Lynch 1-3 Year U.S. Corporate and
Government Bond Index(2)                                                      1.21%                        3.01%

The average annual total returns for the Fund's Class A shares is reduced to reflect the maximum applicable sales charges for Class A. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class I shares.


(1) Inception date for the Fund is June 28, 2002.

(2) The Merrill Lynch 1-3 Year U.S. Corporate and Government Bond Index includes a mixture of short-term high-grade corporate bonds and U.S. government (or one of its agencies) issued debt. The Merrill Lynch 1-3 Year U.S. Corporate and Government Bond Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

COSTS OF INVESTING IN THE FUND

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (Fees paid directly from your investment)(1)
                                                                             CLASS A        CLASS I
Maximum Front End Sales Charge Imposed on Purchases                           0.25%          NONE
Contingent Deferred Sales Charge                                              NONE           NONE
Sales Charge Imposed on Reinvested Dividends                                  NONE           NONE
Redemption Fee                                                                NONE           NONE
Exchange Fee                                                                  NONE           NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees                                                               0.30%          0.30%
Distribution (12b-1) Fees                                                     0.25%          NONE
Other Fund Operating Expenses(2)                                              0.45%          0.20%
                                                                              ----           ----

Net Annual Fund Operating Expenses                                            1.00%          0.50%
                                                                              ====           ====


(1) Processing organizations may impose transactional fees on shareholders.


(2) Other Expenses consist of an administrative services fee, 0.45% for Class A shares and 0.20% for Class I shares, paid to the Administrator. Expenses have been restated to reflect current fees.


EXAMPLE:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                           1 YEAR          3 YEARS           5 YEARS          10 YEARS
Class A                     $127             $343             $576             $1,247
Class I                     $ 51             $160             $280             $ 628

      ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

GENERAL

      Up to 15% of a Fund's portfolio may consist of illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.

      The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in a Fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the Fund.

      Each of the Funds is diversified, as defined in the Investment Company Act of 1940.

SHORT SALES (Applies to Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund and Diamond Hill Strategic Income Fund only) The Diamond Hill Focus Long-Short Fund, the Diamond Hill Bank & Financial Fund and the Diamond Hill Strategic Income Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

      At any time that the Fund has an open short sale position, the Fund is required to segregate with its custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale - the Fund's possible losses may exceed the total amount of deposits. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

      The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

      As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, the Fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

SMALL-CAP RISK (Diamond Hill Focus Long-Short Fund, Diamond Hill Small Cap Fund, Diamond Hill Bank & Financial Fund and Diamond Hill Strategic Income Fund only)

      Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established companies because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than markets for larger or more established companies, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

FIXED INCOME FUNDS (Diamond Hill Short Term Fixed Income Fund and Diamond Hill Strategic Income Fund only)

      The Adviser's investment process first allocates the Funds' respective portfolios among different fixed income sectors. The Adviser makes a greater allocation of a Fund's portfolio to those sectors that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security).

      Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

      The Adviser attempts to manage a Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomics and corporate earnings, to determine which business sectors and credit ratings are most advantageous for investment by a Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

      Fixed income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

      A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields

      The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market condition by analyzing a variety of factors, such as:

      o     current and expected U.S. growth;

      o     current and expected inflation;

      o     the U.S. Federal Reserve Board's monetary policy; and

      o     changes in the supply of or demand for U.S. government securities.

      There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

DIAMOND HILL SHORT TERM FIXED INCOME FUND

      The Fund invests in a diversified portfolio of domestic fixed income securities. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's share price due to changes in market interest rates, while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Fund attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the security. The Adviser attempts to limit fluctuation in the Fund's share price by ordinarily maintaining a dollar-weighted average maturity of 3.0 years or less, taking into account expected amortization and prepayment of principal on certain investments. The

Fund is not a money market fund, and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

      The Fund invests primarily in investment grade and non-investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities, which usually have nominal credit risk, have higher yields due to the risk that the principal will be repaid faster than expected if the underlying mortgage obligations are prepaid. In selecting securities, the Adviser may seek the higher relative returns of corporate and mortgage-backed securities, while attempting to limit or manage their additional credit or prepayment risks.

      The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

      Within the constraints of the Fund's portfolio dollar-weighted average maturity strategy, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time, based upon its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's dollar-weighted average maturity, and if the Adviser expected interest rates to increase, it will generally shorten the Fund's dollar-weighted average maturity.

      Under normal circumstances, the Fund invests at least 80% of its net assets in debt obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

      PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS

      o FIXED INCOME SECURITIES

      The following describes the principal types of fixed income securities in which the Fund invests.

      Mortgage-Backed Securities. Mortgage-backed securities are debt securities representing interests in pools of mortgage obligations. The mortgage obligations that comprise a pool normally have similar interest rates, maturities and other terms. Mortgage obligations may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgage obligations are known as ARMS. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgage obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgage obligations. As a result, the holders assume all the prepayment risks of the underlying mortgage obligations.

      Collateralized Mortgage Obligations (CMOs). CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgage obligations, which no one can predict and will vary among pools.

      Investment Grade Corporate Debt Securities. Investment-grade corporate debt securities are fixed income securities issued by businesses, and are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, are deemed to be of equal quality by the Adviser. The Fund may invest in corporate debt securities in the lowest investment grade category. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security also may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) debt securities.

      Non-Investment Grade Debt Securities. Non-investment grade debt securities are fixed income securities with higher risk and lower quality, often referred to as "high yield bonds" or "junk bonds" and are considered speculative. They are rated by Standard & Poor's Ratings Group ("S&P") as less than BBB or by Moody's Investors Service, Inc. ("Moody's") as less than Baa.

      Treasury Securities. Treasury securities are direct debt obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

      Agency Securities. Agency securities are debt obligations issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. Neither the U.S government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued or guaranteed by the U.S government, and are supported only by the credit of the issuer.

      Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

      Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security also may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) debt securities.

      Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

DIAMOND HILL STRATEGIC INCOME FUND

      Under normal circumstances, the Fund invests at least 80% of its total net assets in income producing securities. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser's credit analysis. The Fund attempts to provide current income by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment.

      The Fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgage obligations are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

      The Fund will also invest in preferred securities including trust preferreds and convertible preferreds. Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. The Fund may invest in companies with lower market capitalizations, which present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

      The Fund will also invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Although not a direct investment in real estate, a REIT is subject to the risks associated with investing in real estate, which includes possible declines in real estate value and risks related to general and local economic conditions. REITs also involve risks such as dependency upon management skills, limited diversification and the risks of financing projects.

      PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS

      o FIXED INCOME SECURITIES

      The following describes the principal types of fixed income securities in which the Fund invests.

      Investment Grade Corporate Debt Securities. Investment-grade corporate debt securities are fixed income securities issued by businesses, and are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, are deemed to be of equal quality by the Adviser. The Fund may invest in corporate debt securities in the lowest investment grade category. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security also may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) debt securities.

      Non-Investment Grade Debt Securities. Non-investment grade debt securities are fixed income securities with higher risk and lower quality, often referred to as "high yield bonds" or "junk bonds" and are considered speculative. They are rated by Standard & Poor's Ratings Group ("S&P") as less than BBB or by Moody's Investors Service, Inc. ("Moody's") as less than Baa.

      Convertible Corporate Bond. A convertible corporate bond is a debt obligation of an issuer that may be convertible within a specified period into a certain number of shares of common stock of the same or different issuer.

      Treasury Securities. Treasury securities are direct debt obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

      Agency Securities. Agency securities are debt obligations issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority ("GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. Neither the U.S government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued or guaranteed by the U.S government, and are supported only by the credit of the issuer.

      Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

      Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

      o EQUITY SECURITIES

      Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event the issuer declares bankruptcy. Equity securities include common stocks, preferred stocks and convertible stocks. The Fund may invest in equity securities of any market capitalization.

      Preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks, which rights typically provide different voting and dividend rights and priority in the event the issuer declares bankruptcy.

      Convertible preferred stocks. A convertible preferred stock is preferred stock of an issuer that may be convertible within a specified period into a certain number of shares of common stock of the same or different issuer.

      o REAL ESTATE INVESTMENT TRUSTS

      A Real Estate Investment Trust ("REIT") is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sales of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

      o MASTER LIMITED PARTNERSHIPS

      Master Limited Partnerships ("MLPs") are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs typically pay out most of their distributable cash flow to unit holders. Distributable cash flow is calculated as net income plus depreciation and other non-cash items, less maintenance capital expenditure requirements.

      The MLPs the Fund purchases are comprised of a general partner (the GP) and multiple limited partners (LP holders). The general partner is responsible for the operations and the maintenance of the partnership's businesses, while the limited partners assume economic risk up their level of investment. The general partner typically as a 1% to 2% stake in the MLP and typically can extract a higher percentage of the partnership's take as the MLP's distributions increase. This serves as an incentive to the general partner for growing the partnership's distributions.

      o STRUCTURED INSTRUMENTS

      Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

      While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

      o DERIVATIVE CONTRACTS

      Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

      Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

      Depending   upon  how  the  Fund  uses   derivative   contracts   and  the
relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

      The Fund may trade in the following types of derivative contracts:

      Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell financial futures and futures on securities indices.

      Options. The Fund may write (sell) "covered" call options and purchase covered put options, and purchase call and write put options to close out options previously entered into by the Fund. The purpose of writing covered call options and purchasing covered put options will be to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share. Although additional revenue may be generated through the use of covered call options, the Adviser does not consider the additional revenues which may be generated as the primary reason for writing covered call options.

      The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund's obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction may default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity.

      Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

      The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Swap agreements are not exchange-traded, but rather are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

      o CLOSED-END FUNDS

      Closed-end investment companies are a type of mutual fund, the shares of which are not redeemable by the issuing investment company. Rather, the shares, once issued and sold by the issuing investment company, are bought and sold either on the over-the-counter market or on some stock exchanges. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. Closed-end investment companies may have infrequent trading, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

INVESTMENT RISKS

      o FIXED INCOME SECURITIES (Diamond Hill Short Term Fixed Income Fund and Diamond Hill Strategic Income Fund only)

      Investments in fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer dollar-weighted average maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

      The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

      Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

      Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Unscheduled prepayments of principal create risks that can adversely affect the Fund when holding mortgage-backed securities. For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities. Generally, mortgage-backed securities compensate for the in-creased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the spread. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

      The Fund may also be subject to the risk that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

      The Fund may purchase fixed income securities rated below investment grade. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments than they do on issuers of higher grade securities.

      The Strategic Income Fund invests in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

      o EQUITY SECURITIES (All Funds Except Diamond Hill Short Term Fixed Income
Fund)

      Market Risk. Stock markets and stock prices can be volatile. Market action will affect the Fund's net asset value per share, which fluctuates as the values of the Fund's portfolio equity securities change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Various factors can affect a stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in general economic conditions or in government regulations affecting an industry). Not all of these factors can be predicted.

      Small Capitalization Stocks. The Fund may invest in companies with lower market capitalizations, which present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

      Lower-Rated Securities. Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

      Foreign Securities. The Fund may invest in equity securities of foreign companies. In addition to market risk, investments in foreign securities involve sovereign risk, which includes local political and economic developments, potential nationalization, withholding taxes on dividend payments and currency blockage. Foreign companies may have less public or less reliable information available about them and may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be less liquid or more volatile than securities of U.S. companies. When investments in foreign securities are made in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations.

      o REAL ESTATE INVESTMENT TRUSTS (Diamond Hill Strategic Income Fund Only)

      The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

      o     possible declines in the value of real estate

      o     risks related to general and local economic conditions

      o     possible lack of availability of mortgage funds

      o     overbuilding

      o     changes in interest rates

      o     environmental problems

      Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

      o     dependency upon management skills

      o     limited diversification

      o     the risks of financing projects

      o     heavy cash flow dependency

      o     default by borrowers

      o     self-liquidation

      o possibility of failing to maintain exemptions from the Investment Company Act of 1940

      o in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

      o MASTER LIMITED PARTNERSHIPS (Diamond Hill Strategic Income Fund Only)

      Generally speaking, Master Limited Partnership ("MLP") investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

TEMPORARY STRATEGIES

      From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.


      As a means of cash management, the Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund and Strategic Income Fund each may invest up to 25% of their respective assets in the Short Term Fixed Income Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Diamond Hill Funds are invested in the Short Term Fixed Income Fund, the Adviser and Administrator will be paid additional fees from the Short Term Fixed Income Fund that will not be waived or reimbursed.


                               PRICING YOUR SHARES
--------------------------------------------------------------------------------


      When you buy and sell shares of a Fund, the price of the shares is based on the Fund's net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day. A separate NAV is calculated for each share class of a Fund. The NAV for a class is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received), allocable to such class, minus liabilities (including accrued expenses) allocable to such class, by the total number of that class' shares outstanding. The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund's Board of Trustees.


      If you purchase shares of any of the Funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

INITIAL PURCHASE

      The minimum initial investment in Class A and Class C shares of each Fund is $10,000. The minimum initial investment for Class I shares is $500,000. As of the date of this Prospectus, the Small Cap Fund and Bank & Financial Fund Class I shares have not yet been offered to the public. Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum.


      Class A and Class C shares are available to the general public. Class I shares are only available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.


      IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT


      Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

      PROCESSING ORGANIZATIONS

      You may purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read carefully any materials provided by the processing organization together with this prospectus.

      When shares are purchased this way, there may be various differences. The processing organization may:

o     Charge a fee for its services.

o     Act as the shareholder of record of the shares.

o     Set different minimum initial and additional investment requirements.

o     Impose other charges and restrictions.

o Designate intermediaries to accept purchase and sale orders on the Fund's behalf.


o     Impose an earlier cut-off time for purchase and redemption requests.


      The Trust considers a purchase or sale order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective Fund's net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

      Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Trust. Certain processing organizations may receive compensation from the Trust, the Adviser or their affiliates.

      FUND DIRECT PURCHASE

      You may also make a direct initial investment by following these steps:

      o Complete and sign an investment application form which you can request by calling the Fund at (888) 226-5595.

      o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Fund in which you are investing. We do not accept third party checks.

      o     Mail the application and check to:

            (Fund Name)
            c/o Integrated Fund Services, Inc.
            P.O. Box 5354
            Cincinnati, OH  45201-5354


      o To purchase shares of a Fund by wire, call the Fund at (888) 226-5595 for instructions. A Fund will accept wire orders only on a day on which the Fund, the Custodian and the Transfer

Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.


CAT PROGRAM

      When making your initial investment in a Fund, you may choose to participate in the Fund's continuing automatic transfer ("CAT") program by completing the CAT section of the application form discussed above. The CAT Program offers reduced investment minimums and helps investors make additional purchases of a Fund over a period of years. Purchase amounts are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

SALES CHARGES

      Shares of a Fund are purchased at the public offering price (their NAV plus any applicable sales charge).


      The Funds' principal underwriter compensates Financial Intermediaries (broker-dealers), including processing organizations, who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The Investment Adviser or Administrator may also provide additional compensation payments to Financial Intermediaries from its own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.


      o CLASS A SHARES


      The public offering price for Class A shares of the Small Cap Fund, Large Cap Fund, Focus Long-Short Fund and Bank & Financial Fund is the next determined NAV plus a sales charge unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

                                    SALES CHARGE AS % OF               FINANCIAL INTERMEDIARY
                                    -------------------------          ----------------------
                                    PUBLIC           NET               COMMISSION
                                    OFFERING         AMOUNT            AS % OF PUBLIC
AMOUNT OF INVESTMENT                PRICE            INVESTED          OFFERING PRICE
                                    --------         --------          --------------
Less than $50,000                   5.75%            6.10%                      5.25%
$50,000 but less than $100,000      5.25%            5.54%                      5.00%
$100,000 but less than $250,000     4.75%            4.99%                      4.25%
$250,000 but less than $500,000     3.00%            3.09%                      2.50%
$500,000 but less than $1,000,000   1.00%            1.01%                      0.75%
$1,000,000 or more                  None              None                      None

      The public offering price for Class A shares of the Short Term Fixed Income Fund is the next determined NAV plus a sales charge as shown in the following table.


                                    SALES CHARGE AS % OF               FINANCIAL INTERMEDIARY
                                    -------------------------          ----------------------
                                    PUBLIC            NET              COMMISSION
                                    OFFERING         AMOUNT            AS % OF PUBLIC
AMOUNT OF INVESTMENT                PRICE            INVESTED          OFFERING PRICE
                                    --------         --------          --------------
Less than $1,000,000                0.25%             0.25%                     0.25%
$1,000,000 or more                  None              None                      None


      The public offering price for Class A shares of the Strategic Income Fund is the next determined NAV plus a sales charge as shown in the following table.


                                    SALES CHARGE AS % OF               FINANCIAL INTERMEDIARY
                                    -------------------------          ----------------------
                                    PUBLIC           NET               COMMISSION
                                    OFFERING         AMOUNT            AS % OF PUBLIC
AMOUNT OF INVESTMENT                PRICE            INVESTED          OFFERING PRICE
                                    --------         --------          --------------
Less than $50,000                   4.75%            4.99%                      4.25%
$50,000 but less than $100,000      4.25%            4.44%                      4.00%
$100,000 but less than $250,000     3.75%            3.90%                      3.25%
$250,000 but less than $500,000     2.00%            2.04%                      1.50%
$500,000 but less than $1,000,000   1.00%            1.01%                      0.75%
$1,000,000 or more                  None              None                      None

      The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Funds in which you invest (as described below) even if such Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.

o Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Fund held in:

      1.    Your account(s);

      2.    Your spouse's account(s);

      3.    Account(s)  of  children   under  the  age  of  21  who  share  your
            residential address;

      4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

      5.    Solely controlled business accounts; and

      6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

      In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the Funds held in your account(s) with the Funds, (2) the number of shares of the Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

o Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for
      (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the Funds' Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-888.226.5595. These programs may be terminated or amended at any time.


      o CLASS C SHARES


      Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent deferred sales charge
("CDSC") (based on the lower of the shares' cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.


      The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.


      The principal underwriter pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.


DISTRIBUTION PLANS

      Each Fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Class C shares are also allowed to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL PURCHASES

      The minimum additional purchase in a Fund is $1,000 ($500 for CAT purchases). You may buy additional shares at any time through your securities dealer, or you may buy additional shares directly from the applicable Fund, by mail or wire. Mail your request, with the following information, to the address above:

      o     the name of your account;

      o     your account number; and

      o make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Fund in which you are investing.

      o     a check made payable to the Fund in which you are investing.

OTHER PURCHASE INFORMATION



      The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the Funds by check, the check must be made out to the applicable Fund, or the Trust, as the payee. Third party checks will not be accepted. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder of a Fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the Funds.

      Market timing, which involves short-term "in-and-out" trading of Fund shares that can increase the operating expenses of a Fund and dilute Fund performance, runs counter to the Trust's investment policy. The Adviser monitors, on a daily basis, the trading activity in and out of the Funds. The Adviser makes every reasonable effort to identify and stop any trading activity that the Adviser deems, solely within its discretion, detrimental to the interests of the Trust's long-term shareholders. The Trust has no arrangements to permit any investor to make market timing trades in the Funds, nor will it enter into any such arrangements in the future.

Sales charges may be waived for the following:


No sales charge is imposed on Class A Shares of the Funds if the shares were:

1. Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2. Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-     The Diamond Hill Funds;

-     Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-     The Distributor and its subsidiaries and affiliates; or

- Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

3. Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4. Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

5. Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

6. Bought by an investment advisor, broker-dealer or financial planner, provided arrangements are pre-approved.

7. Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund's Distributor.

8.    Bought by employer-sponsored health savings accounts.

9. Bought with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the "wash sale" rules.

10. Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the "wash sale" rules.

11. Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

12. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


      You may redeem all or part of your investment in a Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a Fund or an authorized agent of the Fund before 4:00 p.m. ET. (or before the NYSE closes before 4:00 p.m. ET.) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. A broker may charge a transaction fee to redeem shares. There is a $9 charge for wire redemptions. Any charges for wire redemptions will be deducted from your Fund by redemption of shares.


      BY MAIL - To redeem, any part of your account in a Fund by mail, send a written request, with the following information, to:

      (Fund Name)
      c/o Integrated Fund Services, Inc.
      P.O. Box 5354
      Cincinnati, OH 45201-5354

      o     the Fund name;

      o     your account number;

      o     the name(s) on your account;

      o     your address;

      o     the dollar amount or number of shares you wish to redeem;

      o the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

      o     the Federal tax withholding election (for retirement accounts),

      o If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

      o If the name(s) or the address on your account has been changed within 30 days of your redemption request, if redemption proceeds are being sent to an address other than the address of record, if redemption proceeds are made payable to anyone other than the registered shareholder, or if proceeds are sent to a bank account not previously designated, you must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed.


      We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.


BY TELEPHONE - If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the Fund at (888) 226-5595. IRA accounts are not redeemable by telephone.


      Neither the Funds, the Transfer Agent nor the Custodian will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digital recording telephone instructions.


      We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail.


      Generally, all redemptions will be for cash. However, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.


      An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of $100,000 or more. A telephone redemption request for an amount of $100,000 or more will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.


      ADDITIONAL INFORMATION - If you are not certain of the requirements for a sale please call the Fund at (888) 226-5595. We cannot accept, and will return, requests specifying a certain date or share price. Your redemption request will be paid within ten business days after receipt of the redemption request. The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.


      Because the Funds incur certain fixed costs in maintaining shareholder accounts, we reserve the right to require you to redeem all of your shares in a Fund on 30 days' written notice if the value of your shares is less than $2,500 due to sales, or such other minimum amount as we may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax Adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.

                             HOW TO EXCHANGE SHARES


      You may exchange any or all of your shares in a Fund for shares in another Fund, subject to the following conditions:

      EXCHANGES OF CLASS A SHARES OF THE FUND: You may exchange any and all of your Class A shares in the Fund for Class A shares of another Fund upon the payment of a sales charge equal to the difference between the sales charge you paid on the Class A shares of the

Fund and the sales charge payable on the Class A shares you are exchanging into, unless you are eligible for a waiver of the sales charge.

      EXCHANGE OF CLASS C SHARES OF THE FUND: You may exchange any and all of your Class C shares of the Fund for Class C shares of another Fund.


      EXCHANGES OF CLASS I SHARES OF THE FUND: You may exchange your Class I shares of a Fund only for Class I shares in another Fund.

      You may request the exchange by telephoning (888) 226-5595 or writing the Fund at 221 East Fourth Street, Suite 300, Cincinnati, OH 45202. Exchanges may be made only if the exchanging Fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a Fund. It is your responsibility to obtain and read a prospectus of the exchanging Fund before you make an exchange.

      o If you exchange shares into or out of a Fund, the exchange is made at the net asset value per share of each Fund next determined after the exchange request is received,

      o If you exchange only a portion of your Class C shares of a Fund, shares not subject to a CDSC are exchanged first.

      In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.


      Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The Funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.


                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


      The Small Cap Fund, Large Cap Fund, Focus Long-Short Fund and Bank & Financial Fund generally declare dividends on the last business day of each year.

      The Strategic Income Fund and Short Term Fixed Income Fund generally declare dividends on the last business day of each month. Capital gains, if any, for the Funds are distributed at least annually.

      These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by a Fund may be eligible in part for the dividends received deduction for corporations. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                          MARKET TIMING TRADING POLICY
--------------------------------------------------------------------------------

      The Diamond Hill Funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as "market timing." Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders. The Funds will take reasonable steps to discourage excessive short-term trading and the Funds' Board of Trustees has adopted the following policies and procedures with respect to market timing. The Funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, The Funds can reject a purchase order for any reason. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.

      Market Timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the Funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In addition, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

      The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.


                                      TAXES
--------------------------------------------------------------------------------


      Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid).

      Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

      Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

      In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Any exchange will represent the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for tax purposes.


      You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.


      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax Adviser about your Fund investment.

                          PORTFOLIO HOLDINGS DISCLOSURE
--------------------------------------------------------------------------------

      No later than 30 days after the end of each calendar quarter, each Fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that quarter. Not later than 60 days after the end of each quarter, each Fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds' website at www.diamond-hill.com.

      Shareholders may request portfolio holdings schedules at no charge by calling 1-800-226-5595. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.


                                  HOUSEHOLDING
--------------------------------------------------------------------------------

      To reduce expenses, we mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at (888) 226-5595 or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.


                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

      Diamond Hill Capital Management, Inc. (the "Adviser"), 375 North Front Street, Suite 300, Columbus, Ohio 43215, manages the day-to-day investment decisions of the Funds and continuously reviews, supervises and administers each of the Funds' investment programs. The Adviser has been an investment Adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of December 31, 2004, the Adviser managed over $524 million in assets.

      Pursuant to investment advisory contracts between the Adviser and the respective Funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Funds, manage both the investment operations of the respective Funds and the composition of such Funds' portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Funds. The Adviser also administers the corporate affairs of the Funds, and in connection therewith, furnishes such Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U.S. Bank, N.A., the Funds' custodian, and Integrated Funds Services, Inc., the Funds' sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser is not exclusive under the terms of the investment advisory contracts and the Adviser is free to, and does, render management services to others.

      A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is available in the Funds' Annual Report to shareholders dated December 31, 2004.

      The Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund are authorized to pay the Adviser an annual fee equal to 0.80%, 0.70%, 0.90%, 1.00%, 0.50% and 0.30% respectively, of their average daily net assets.


      Ric Dillon and Chuck Bath are co-portfolio managers of the Diamond Hill Focus Long-Short Fund; Mr. Dillon has been responsible for the day-to-day management of the Fund's portfolio since its inception. Ric Dillon and Tom Schindler, co-portfolio managers of and the Diamond Hill Small Cap Fund, have been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Chuck Bath has served since September 23, 2002, as the portfolio manager primarily responsible for the day-to-day management of the Diamond Hill Large Cap Fund portfolio. Chris Bingaman has served since December 6, 2001, as the portfolio manager primarily responsible for the day-to-day management of the Diamond Hill Bank & Financial Fund portfolio. Kent Rinker, portfolio manager of the Strategic Income Fund and the Short Term Fixed Income Fund, since their respective inceptions, is primarily responsible for the day-to-day management of the Funds' portfolios.


      Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.


      Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an analyst for Nationwide
Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm. Prior to 1996, Mr. Schindler was attending The Ohio State University where he graduated summa cum laude.

      Mr.  Bingaman  has a Bachelor of Arts  degree in Finance  (Cum Laude) from
Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. Mr. Bingaman has been an Investment Analyst with the Advisers since March 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

      Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master's of Business Administration from The Ohio State University and holds the CFA designation. Mr. Bath is the Managing Director - Equities for Diamond Hill Capital Management, Inc. Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, from 1985 to September 2002, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

      Mr. Rinker has a Masters degree in Finance from The Ohio State University, and a B.A. degree in Economics from Ohio Wesleyan University. Mr. Rinker is the Managing Director - Fixed Income for Diamond Hill Capital Management, Inc. From 1999 to 2002, Mr. Rinker was a consultant and managed private investments. From 1997 to 1999, Mr. Rinker served as the Fiduciary Representative to the Ohio Attorney General on five Ohio Public Pension Plans with assets totaling $120 billion. From 1990 to 1997, Mr. Rinker served as Investment Broker for Laidlaw and Co. From 1981-1990, Mr. Rinker was the founding partner, and served as the Manager of Fixed Income Sales and Trading for Meuse, Rinker, Chapman, Endres and Brooks.


      Additional information related to each portfolio manager may be found in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years (or, if shorter, the period of the funds' operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 2003 and 2004 has been audited by __________, whose report, along with the Funds' financial statements are incorporated by reference in the Statement of Additional Information, which is available upon request. Information for the year ended December 31, 2002 was audited by Crowe, Chizek and Company, LLP. The information for prior periods was audited by other independent auditors.

[Insert financial highlights tables for each fund]

CUSTODIAN                                    AUDITORS
U.S. Bank, N.A
425 Walnut Street, ML 6118
Cincinnati, Ohio 45202

LEGAL COUNSEL                                DISTRIBUTOR
Baker & Hostetler LLP                        IFS Fund Distributors, Inc.
Capital Square                               221 East Fourth Street, Suite 300
65 East State Street, Suite 2100             Cincinnati, Ohio 45202
Columbus, Ohio 43215

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Funds' investments is available in the Funds' annual and semi-annual report to shareholders. The Funds' annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Call the Funds at 888-226-5595 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.


The Funds' SAI, annual and semiannual reports to shareholders are also available, free of charge, on the Funds' internet site at www.diamond-hill.com.


You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC's Internet site at http//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
Investment Company Act #811-8061

                                                               REDLINED 2D DRAFT


                           DIAMOND HILL SMALL CAP FUND

                           DIAMOND HILL LARGE CAP FUND

                       DIAMOND HILL FOCUS LONG-SHORT FUND

                       DIAMOND HILL BANK & FINANCIAL FUND

                       DIAMOND HILL STRATEGIC INCOME FUND

                    DIAMOND HILL SHORT TERM FIXED INCOME FUND


                            EACH A FUND OR SERIES OF
                               DIAMOND HILL FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2005

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated April 30, 2005. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2004 ("Annual Report"). A free copy of the Prospectus or the Annual Report can be obtained by writing the Sub-Transfer Agent at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling 1-888-226-5595.

                                TABLE OF CONTENTS

                                                                           PAGE

DESCRIPTION OF THE TRUST....................................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.......4

INVESTMENT LIMITATIONS.....................................................29

SHARES OF THE FUNDS........................................................31

THE INVESTMENT ADVISER.....................................................34

TRUSTEES AND OFFICERS......................................................37

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................41

DISTRIBUTION PLANS ........................................................43

DETERMINATION OF SHARE PRICE...............................................46

TAXES .....................................................................47

INVESTMENT PERFORMANCE.....................................................48

CUSTODIAN..................................................................55

SUB-ADMINISTRATOR, SUB-FUND ACCOUNTANT AND
SUB-TRANSFER AGENT.........................................................55

AUDITORS ..................................................................56

DISTRIBUTOR................................................................56

PRINCIPAL HOLDERS OF OUTSTANDING SHARES....................................56

FINANCIAL STATEMENTS.......................................................60

DESCRIPTION OF THE TRUST


      Diamond Hill Funds (the "Trust") currently offers six series of shares, Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund (individually a "Fund" and collectively the "Funds"). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended ("1940 Act"), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Funds each have registered to offer Class A, Class C and Class I shares, except for the Diamond Hill Short Term Fixed Income Fund, which is not registered to offer Class C shares. As of the date of this Statement of Additional Information, the Diamond Hill Small Cap Fund and Diamond Hill Bank & Financial Fund Class I shares have not been offered to the public or issued. The Diamond Hill Short Term Fixed Income Fund offers Class A and Class I shares. Each of the Funds is diversified, as defined in the 1940 Act.


      Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

      The differing sales charges and other expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This  section  contains  a  more  detailed   discussion  of  some  of  the
investments the Funds may make and some of the techniques each may use. Unless noted, each of the Funds may make the following investments.

      A.    EQUITY SECURITIES

      All of the Funds, except the Short Term Fixed Income Fund, may invest in equity securities. Equity securities consist of common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

      Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

      A Fund may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

      At times, a portion of a Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

      B.    REPURCHASE AGREEMENTS

      All of the Funds may invest in repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

      If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

      Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees.

      C.    LEVERAGING

      Each of the Funds may borrow up to five percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

      D.    SHORT SALES

      The Focus Long-Short Fund, Bank & Financial Fund and Strategic Income Fund may each engage in short sales. When a Fund's Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

      At any time that a Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale - the Fund's possible losses may exceed the total amount of deposits. A Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

      The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

      Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

      D.    U.S. TREASURY OBLIGATIONS

      All of the Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

      E.    OPTIONS TRANSACTIONS

      All of the Funds may write (sell) "covered" call options and purchase covered put options, and purchase call and write put options to close out options previously entered into by the Funds. The purpose of writing covered call options and purchasing covered put options will be to reduce the effect of price fluctuations of the securities owned by a Fund (and involved in the options) on a Fund's net asset value per share. Although additional revenue may be generated through the use of covered call options, the Adviser does not consider the additional revenues which may be generated as the primary reason for writing covered call options.

      A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporation and of the Exchanges. A put option gives the holder (buyer) the "right to sell" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A Fund will only write covered call options and purchase covered put options. This means that a Fund will only write a call option or purchase a put option on a security which a Fund already owns. A Fund will not write call options on when-issued securities. A Fund will not write a covered call option or purchase a put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of a Fund's net assets.

      Portfolio securities on which put options will be purchased and call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. A Fund will purchase put options involving portfolio securities only when the Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. Therefore, the purchase of put options will be utilized to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be maintained in a segregated account with a Fund's custodian. A Fund does not consider a security covered by a call or put option to be "pledged" as that term is used in a Fund's policy which limits the pledging or mortgaging of its assets.

      The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or which a Fund will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option. The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest bid price. The assets will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

      A Fund will only purchase a call option to close out a covered call option it has written. A Fund will only write a put option to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold. When a Fund writes a covered call option, or purchases a put option, it runs the risk of not being able to participate in the appreciation of the underlying security above the exercise price, as well as the risk of being required to hold onto securities that are depreciating in value. A Fund will pay transaction costs in connection with the writing or purchasing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

      Options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

      A Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to the Clearing Corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities at a time when such a sale might be advantageous. The Staff of the Securities and Exchange Commission has taken the position that purchased dealer options and the assets used to secure written dealer options are illiquid securities. Accordingly, a Fund will treat dealer options as subject to the Fund's limitation on investments in illiquid securities. If the Commission changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

      Certain option transactions have special tax results for a Fund. Listed non-equity options will be considered to have been closed out at the end of a Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. In addition, losses on purchased puts and written covered calls, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. Losses on written covered calls and purchased puts on securities may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

      F.    ILLIQUID SECURITIES

      All of the Funds may invest up to 15% of their respective assets (valued at the purchase date) in illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

      G.    INVESTMENT COMPANY SECURITIES


      Except as set forth in the following paragraph, each Fund may invest up to 5% of its total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total net assets in the securities of other investment companies. Because other investment companies employ an investment adviser and have other costs associated with their operation, such investments by a Fund may cause shareholders to bear duplicate fees.

      In addition, the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund and Diamond Hill Strategic Income Fund each may invest up to 25% of their respective assets in the Diamond Hill Short Term Fixed Income Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Diamond Hill Funds are invested in the Diamond Hill Short Term Fixed Income Fund, the Adviser and Administrator will be paid additional fees from the Diamond Hill Short Term Fixed Income Fund that will not be waived or reimbursed.


INVESTMENTS UNIQUE TO THE SHORT TERM FIXED INCOME FUND AND STRATEGIC INCOME FUND

      A.    GOVERNMENT SECURITIES

      Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, investments unique to the Diamond Hill Strategic Income Fund and the Diamond Hill Short Term Fixed Income Fund, see "Additional Information About Fund Investments and Risk Considerations
- Mortgage-Related Securities" in this Statement of Additional Information.

      B.    COMMERCIAL PAPER

      Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper that is rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), P-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch IBCA ("Fitch")) or if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

      C.    MORTGAGE-RELATED SECURITIES

      Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgage obligations principally secured by interests in real property and other permitted investments).

      Mortgage-backed securities are debt securities representing interests in pools of mortgage loans assembled for sale to investors by:

o     various governmental agencies such as Ginnie Mae;

o     government-related organizations such as Fannie Mae and Freddie Mac;

o non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.

      There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

      Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

      Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

      Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

      Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

      Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

      REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of the Fund's investment policies.

      CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

      The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

      Limitations on the Use of Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

      Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOS"), while the other class will receive all of the principal ("POS"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

      In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

      Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. Government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.

      Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

      Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

      Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

      The Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitations on investments in illiquid securities.

      Adjustable Rate Mortgage Loans. The Funds may invest in adjustable rate mortgage loans ("ARMS"). Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment "). Other ARMs ("Negatively Amortizing ARMs ") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM.

      Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

      Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

      There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

      In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

      Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

Risks Factors of Mortgage-Related Securities

      Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage obligation. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgage obligation underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage obligation and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

      Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

      Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

      Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage ass-through securities, the rate of prepayment may be expected to decrease.

      D.    ASSET-BACKED SECURITIES

      Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to asset-backed security holders on a pro rata basis.

      Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

      E.    VARIABLE AND FLOATING RATE INSTRUMENTS

      Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

      "Variable Amount Master Demand Notes" are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      The Fund may acquire "Variable and Floating Rate Instruments." A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.

      A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

      Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Adviser, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

      F.    BANK OBLIGATIONS

      Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

      "Bankers' Acceptances" are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

      "Certificates of Deposit" are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

      The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

      "Time Deposits" are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. The Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.

      G.    MUNICIPAL SECURITIES

      Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.

      Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      In addition, certain debt obligations known as "Private Activity Bonds " may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from Federal income taxation.

      Certain debt obligations known as "Industrial Development Bonds " under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks; convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.

      Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

      The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond, if any, or to the credit of the underlying corporate user (and any guarantor). Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

      The Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase short-term General Obligations Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.

      Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

      There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.

      The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

      Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

      Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Risk Factors in Municipal Securities

      Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

      State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner.

      H.    FOREIGN INVESTMENTS

      The Fund may invest in certain debt obligations or debt securities of foreign issuers. Possible investments include debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper.

Risk Factors of Foreign Investments

      Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

      Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

      Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

      Currency Risk.  Foreign  securities  are typically  denominated in foreign
currencies.   The  value  of  the  Fund's  investments  denominated  in  foreign currencies and any funds held in foreign currencies will be affected by:

      o     Changes in currency exchange rates;

      o     The relative strength of those currencies and the U.S. dollar; and

      o     Exchange control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

      Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 10% of the net assets of the Fund.

      I.    SHORT-TERM FUNDING AGREEMENTS

      To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

      The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

      J.    FUTURES CONTRACTS

      Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be utilized by the Fund with respect to fixed-income securities, foreign currencies, or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodities Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

      Margin Requirements. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

      o are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,
      o may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM, and
      o     are similar to good faith deposits or performance bonds.

      Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust's custodian.

      SEC Segregation Requirements. In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contacts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position.

      Liquidity Impact of Margin and SEC Segregation Requirements. Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

      Limits on Futures Contracts. The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

      Purpose of Utilizing Futures. The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt security. If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

      Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

      Risk of Loss. Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser's investment judgment proves incorrect. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

      Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests, which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

      Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

      K.    STRUCTURED INSTRUMENTS

      The Funds may invest in structured instruments. Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

      The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

      While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.

      The Fund will invest only in structured securities that are consistent with the Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

      Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund's net assets, when combined with all other illiquid investments of the Fund.

TEMPORARY STRATEGIES

      From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

      3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short-Term Fixed Income Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Diamond Hill Bank & Financial Fund may invest 25% of more of its total assets in the banking and financial institutions industry.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

      3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

      5. Loans. A Fund will not loan its portfolio securities.

      6. Reverse Repurchase Agreements. A Fund will not enter into reverse repurchase agreements.

                               SHARES OF THE FUNDS


      The Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund and Diamond Hill Strategic Income Fund each are registered to offer Class A, Class C and Class I shares. The Diamond Hill Short Term Fixed Income Fund offers Class A and Class I shares. As of the date of this Statement of Additional Information, the Diamond Hill Small Cap Fund and the Diamond Hill Bank & Financial Fund Class I shares have not been offered to the public or issued. All three classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.

      o     CLASS A SHARES

      The public offering price for Class A shares of the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund and Diamond Hill Bank & Financial Fund is the next determined NAV plus a sales charge as shown in the following table.


==================================================================================================================
                                            Sales Charge as % of:
                                       Public              Net                Financial Intermediary Commission
                                       Offering            Amount             as % of Public
   Amount of Investment                Price               Invested           Offering Price
==================================================================================================================
Less than $50,000                      5.75%                 6.10%               5.25%
$50,000 but less than $100,000         5.25%                 5.54%               5.00%
$100,000 but less than $250,000        4.75%                 4.99%               4.25%
$250,000 but less than $500,000        3.00%                 3.09%               2.50%
$500,000 but less than $1,000,000      1.00%                 1.01%               0.75%
$1,000,000 or more                     None                  None                None
==================================================================================================================


      The public offering price for Class A shares of the Diamond Hill Strategic Income Fund is the next determined NAV plus a sales charge as shown in the following table.


==================================================================================================================
                                          Sales Charge as % of:
                                      Public               Net                Financial Intermediary Commission
                                      Offering             Amount             as % of Public
     Amount of Investment             Price                Invested           Offering Price
==================================================================================================================
Less than $50,000                      4.75%                 4.99%               4.25%
$50,000 but less than $100,000         4.25%                 4.44%               4.00%
$100,000 but less than $250,000        3.75%                 3.90%               3.25%
$250,000 but less than $500,000        2.00%                 2.04%               1.50%
$500,000 but less than $1,000,000      1.00%                 1.01%               0.75%
$1,000,000 or more                     None                  None                None
==================================================================================================================


      The public offering price for Class A shares of the Diamond Hill Short Term Fixed Income Fund is the next determined NAV plus a sales charge as shown in the following table.


==================================================================================================================
                                                 Sales Charge as % of:
                                        Public            Net                    Financial Intermediary Commission
                                        Offering          Amount                 as % of Public
     Amount of Investment               Price             Invested               Offering Price
==================================================================================================================
Less than $1,000,000                    0.25%              0.25%                       0.25%
$1,000,000 or more                      None               None                        None
==================================================================================================================

      The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the One Group Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.

o Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

            1.    Your account(s);

            2.    Your spouse's account(s);

            3. Account(s) of children under the age of 21 who share your residential address;

            4.    Trust accounts  established by any of the individuals in items
                  (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

            5.    Solely controlled business accounts; and

            6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

      In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds,
      (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

o Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for
      (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

      You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the Funds' Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-888.226.5595. These programs may be terminated or amended at any time.


Sales Charge Waivers

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1. Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2. Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

      -     The Diamond Hill Funds.

      - Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

      -     The Distributor and its subsidiaries and affiliates.

      - Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

3. Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4. Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

5. Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

6. Bought by an investment advisor, broker-dealer or financial planner, provided arrangements are pre-approved.

7. Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund's Distributor.

8.    Bought by employer-sponsored health savings accounts.

9. Bought with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

10. Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11. Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

12. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

      o     CLASS C SHARES


      Class C shares are  offered at NAV,  without  any  upfront  sales  charge.
However,  Class C shares  are  subject to a  contingent  deferred  sales  charge
("CDSC") (based on the lower of the shares' cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.


      The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

      o     CLASS I SHARES


      Class I shares (institutional shares) are registered to be offered by the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund and are not subject to a sales charge or any 12b-1 fees. As of the date of this Statement of Additional Information, Diamond Hill Small Cap Fund and Diamond Hill Bank & Financial Fund Class I shares have not been offered to the public or issued. Class I shares are only available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.


      Sales charges may be waived for the following:

      o Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any of the foregoing and employee benefit plans established by such entities, or any investment advisory clients of the Adviser and its affiliates.

      o Broker-dealers with selling agreements with the distributor and employee benefit plans established by same.

      o Clients of the Funds' Adviser and shareholders of Diamond Hill Investment Group, Inc.

      o     Employer-sponsored     retirement    plans,    including    pension,
            profit-sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

      o Processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

      o Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a processing organization having a sales agreement with the distributor.

      o Any person who pays for the shares with the proceeds of the sale of non-Diamond Hill Fund shares. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares. The Trust may require evidence that you qualify for this waiver.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds' Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

      Generally, all redemptions will be for cash. However, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds' Board of Trustees. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

THE INVESTMENT ADVISER

      Diamond Hill Capital Management, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser") is the Investment Adviser for the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

      Under the terms of each Fund's management agreement with its Adviser (each a "Management Agreement"), the Adviser manages the Fund's investments. As compensation for management services, the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.80%, 0.70%, 0.90%, 1.00%, 0.50% and 0.30% respectively, of the average daily net assets of the respective Fund.

      The Funds paid investment management fees to their respective advisers for the following fiscal periods:


                                           Fiscal Year Ended          Fiscal Year Ended            Fiscal Year Ended
                                           December 31, 2004          December 31, 2003            December 31, 2002
Small Cap Fund                                       $240,089                   $109,602                      $83,454
Large Cap Fund                                        $77,832                    $33,961                      $20,855
Focus Long-Short Fund                                $329,519                   $137,771                     $114,085
Bank & Financial Fund                                $180,394                   $109,351                     $140,174
Strategic Income Fund                                $174,188                    $60,257                       $1,785
Short Term Fixed Income Fund                          $20,294                    $10,784                       $4,136

      The Adviser retains the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      In connection with their approval of the Management Agreements for the Funds, the Trustees, with the advice and assistance of counsel for the Trust, received and considered information relating to the nature and scope of the services to be provided to the Fund by the Adviser and its affiliates. The Trustees considered background information regarding the Fund's portfolio manager, the level of the fees to be charged for advisory and other services, together with comparative fee and expense information showing, among other things, the fees to be paid for advisory, administrative and other services and the projected total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

      o the effect of the investment advisory fee and administrative services fee on the projected expense ratio of the Fund;

      o information on the investment advisory fees and expense ratios of other investment companies not advised by the Adviser but believed to be generally comparable in their investment objectives to the Fund;

      o the investment approach used by the Adviser in the daily management of the Fund;

      o     information on the Adviser's portfolio manager;

      o the continuing need of the Adviser to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

      o ancillary benefits received by the Adviser and its affiliates as a result of their provision of investment advisory and other services to the Fund.


      o     Diamond  Hill  Investment  Group,  Inc.'s   Consolidated   Financial
            Statements as of and for the years ended December 31, 2002 and 2003.

      The Trustees also considered financial information about the Adviser's costs, an analysis of historical profitability to the Adviser and its affiliates of the Fund's contracts, and the importance of supporting quality, long-term service by the Adviser to help achieve solid investment performance.


      Under the terms of the Funds' First-Second Amended and Restated Administrative, Fund Accounting And Transfer Agency Services Agreement with the Adviser (the "Administration Agreement"), most recently amended on January 31, 2005, the Adviser renders all administrative, fund accounting, transfer agency and supervisory services to the Funds. The Adviser oversees the maintenance of all books and records with respect to the Funds' securities transactions and the Funds' book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Adviser may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

      Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Funds pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and extraordinary or non-recurring expenses. The Funds also pay expenses, which it is authorized to pay pursuant to Rule 12b-1 under the Act.

      Pursuant to each Administration Agreement, the Adviser receives a fee, which is paid monthly at an annual rate of 0.45% of the Funds' average daily net assets (0.20% of the average daily net assets of Class I shares commencing January 31, 2005). The Funds paid the following total administrative services fee to the Adviser for the following fiscal periods:

                                            Fiscal Year Ended          Fiscal Year Ended            Fiscal Year Ended
                                            December 31, 2004          December 31, 2003            December 31, 2002
                                            -----------------          -----------------            -----------------
Small Cap Fund                                       $135,050                    $61,651                      $46,942
Large Cap Fund                                        $50,035                    $21,832                      $13,407
Focus Long-Short Fund                                $164,759                    $68,886                      $57,043
Bank & Financial Fund                                 $81,177                    $49,208                      $63,078
Strategic Income Fund                                $156,770                    $54,232                       $1,607
Short Term Fixed Income Fund                          $30,442                     $1,373                       $6,205


PORTFOLIO MANAGERS COMPENSATION


      All of the portfolio managers are paid (by adviser) a competitive base salary, including 401k company match, based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, these portfolio managers also participate in an annual cash incentive compensation program that is tied directly to long-term relative pre-tax investment performance of the Fund(s) in which they manage. Long-term is defined as the trailing five years (or since the individual became the portfolio manager of the Fund if less than five years). Relative investment performance is measured against the respective Fund's benchmark and/or its Lipper peer group. They receive no cash incentive compensation related to the performance of "other accounts" which they may manage in addition to the Funds. Portfolio managers are also eligible to participate in future Diamond Hill Investment Group, Inc. stock or cash incentive programs.


PORTFOLIO MANAGER HOLDINGS

      Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each of the Fund's portfolio manager as of December 31, 2004. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan.

------------------------------------------------------------------------------------------------------------
                                                           Dollar Range of Shares in the Fund

------------------------------------------------------------------------------------------------------------
        Fund             Portfolio Manager    $1 -    $10,001 - $50,001 -  $100,001 - $500,001    Over
                                            $10,000   $50,000   $100,000   $500,000   $1,000,000  $1,000,000
------------------------------------------------------------------------------------------------------------
Small Cap Fund            Ric Dillon                                            X
                          ----------------------------------------------------------------------------------
                          Tom Schindler                                         X
------------------------------------------------------------------------------------------------------------
Large Cap Fund            Chuck Bath                                            X
------------------------------------------------------------------------------------------------------------
Focus Long-Short Fund     Ric Dillon                                            X
                          ----------------------------------------------------------------------------------
                          Chuck Bath                                            X
------------------------------------------------------------------------------------------------------------
Bank & Financial Fund     Chris Bingaman                           X
------------------------------------------------------------------------------------------------------------
Strategic Income Fund     Kent Rinker                                                                X
------------------------------------------------------------------------------------------------------------
Short Term Fixed Income   Kent Rinker                    X
Fund
------------------------------------------------------------------------------------------------------------

      The following table indicates the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser's corporate investments.

-------------------------------------------------------------------------------------------------------------
                                                    Dollar Range of Shares in all Diamond Hill Funds
-------------------------------------------------------------------------------------------------------------
   Individual                Title          $1 -      $10,001 - $50,001  - $100,001 -  $500,001 -     Over
                                            $10,000   $50,000   $100,000   $500,000    $1,000,000  $1,000,000
-------------------------------------------------------------------------------------------------------------
Ric Dillon              Portfolio Manager                                       X
-------------------------------------------------------------------------------------------------------------
Chuck Bath              Portfolio Manager                                                  X
-------------------------------------------------------------------------------------------------------------
Chris Bingaman          Portfolio Manager                                       X
-------------------------------------------------------------------------------------------------------------
Tom Schindler           Portfolio Manager                                       X
-------------------------------------------------------------------------------------------------------------
Kent Rinker             Portfolio Manager                                                            X
-------------------------------------------------------------------------------------------------------------
James Laird             President                                                          X
-------------------------------------------------------------------------------------------------------------
Gary Young              Treasurer and Chief                                     X
                        Compliance Officer
-------------------------------------------------------------------------------------------------------------
All other                        N/A                                                                 X
Adviser employees
(collectively)
-------------------------------------------------------------------------------------------------------------
Adviser's Corporate              N/A                                                                 X
Investments
-------------------------------------------------------------------------------------------------------------

OTHER PORTFOLIO MANAGER INFORMATION

      Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.

Performance Based Fees

      The Adviser manages a private investment partnership fund (a.k.a. "Hedge Fund") for which part of its fee is based on the performance of the fund. As of result of the performance based fee component, the Adviser may receive additional revenue related to the Hedge Fund. However, none of the Portfolio Managers receive any direct incentive compensation related to their management of the Hedge Fund.

Trade Allocation


      The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction with the same broker on a combined or "blocked" basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser's clients specifies that trades be executed with a specific broker, a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a random order execution and allocation policy in which all trade orders occurring simultaneously among one of the Funds and one or more other accounts are executed and allocated based on a random number generation. This helps to ensure that no improper allocation occurs among any clients.

      The following tables indicate the number of accounts and asset under management (in millions) for each type of account as of December 31, 2004.

Ric Dillon, co-portfolio manager, Small Cap Fund and Focus Long-Short Fund
------------------------------- --------------------------------------- -------------------------------------
                                          Number of Accounts                  Assets Under Management
------------------------------- --------------- ----------------------- -------------- ----------------------
         Account Type               Total            Subject to a           Total          Subject to a
                                                   Performance Fee                        Performance Fee
------------------------------- --------------- ----------------------- -------------- ----------------------
Registered Investment           2               0                       $138.5         $0
Companies
(Diamond Hill Funds)
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Pooled Investment         1               1                       $21.7          $21.7
Vehicles
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Accounts                  134             0                       $114.0         $0
------------------------------- --------------- ----------------------- -------------- ----------------------

Chuck Bath, portfolio manager, Large Cap Fund, co-portfolio manager, Focus Long-Short Fund
------------------------------- --------------------------------------- -------------------------------------
                                          Number of Accounts                  Assets Under Management
------------------------------- --------------------------------------- -------------------------------------
         Account Type               Total            Subject to a           Total          Subject to a
                                                   Performance Fee                        Performance Fee
------------------------------- --------------- ----------------------- -------------- ----------------------
Registered Investment           2               0                       $86.9          $0
Companies
(Diamond Hill Funds)
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Pooled Investment         1               1                       $21.7          $21.7
Vehicles
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Accounts                  14              0                       $24.4          $0
------------------------------- --------------- ----------------------- -------------- ----------------------

Chris Bingaman, portfolio manager, Bank & Financial Fund
------------------------------- --------------------------------------- -------------------------------------
                                          Number of Accounts                  Assets Under Management
------------------------------- --------------------------------------- -------------------------------------
         Account Type               Total            Subject to a           Total          Subject to a
                                                   Performance Fee                        Performance Fee
------------------------------- --------------- ----------------------- -------------- ----------------------
Registered Investment           1               0                       $24.6          $0
Companies
(Diamond Hill Funds)
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Pooled Investment         0               0                       $0             $0
Vehicles
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Accounts                  0               0                       $0             $0
------------------------------- --------------- ----------------------- -------------- ----------------------

Tom Schindler, co-portfolio manager, Small Cap Fund
------------------------------- --------------------------------------- -------------------------------------
                                          Number of Accounts                  Assets Under Management
------------------------------- --------------- ----------------------- -------------- ----------------------
         Account Type               Total            Subject to a           Total          Subject to a
                                                   Performance Fee                        Performance Fee
------------------------------- --------------- ----------------------- -------------- ----------------------
Registered Investment           1               0                       $70.7          $0
Companies
(Diamond Hill Funds)
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Pooled Investment         0               0                       $0             $0
Vehicles
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Accounts                  10              0                       $12.5          $0
------------------------------- --------------- ----------------------- -------------- ----------------------

Kent Rinker, portfolio manager, Strategic Income Fund and Short Term Fixed Income Fund
------------------------------- --------------------------------------- -------------------------------------
                                          Number of Accounts                  Assets Under Management
------------------------------- --------------- ----------------------- -------------- ----------------------
         Account Type               Total            Subject to a           Total          Subject to a
                                                   Performance Fee                        Performance Fee
------------------------------- --------------- ----------------------- -------------- ----------------------
Registered Investment           2               0                       $55.4          $0
Companies
(Diamond Hill Funds)
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Pooled Investment         0               0                       $0             $0
Vehicles
------------------------------- --------------- ----------------------- -------------- ----------------------
Other Accounts                  53              0                       $101.8         $0
------------------------------- --------------- ----------------------- -------------- ----------------------


TRUSTEES AND OFFICERS

      The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

                                        Year First
                                        Elected a                                   Number of
                                        Trustee                                     Portfolios    Other
                                        and/or                                      in Trust      Directorships
                            Position    Officer of       Principal Occupation(s)    Overseen by   Held by
Name, Address and Age       Held        the Fund(1)      During Past Five Years     Trustee       Trustee(2)
"NON-INTERESTED"
 TRUSTEES:

John M. Bobb                Trustee     Since October   Director of Headwaters      6             None
Year of Birth: 1941                     1997            Group, 8200 Clouse Road,
8200 Clouse Road                                        New Albany, Ohio, a fine
New Albany, Ohio  43054                                 arts consulting agency,
                                                        1994 to present.  Chief
                                                        Arts Consultant with
                                                        Capital Square Review and
                                                        Advisory Board.

George A. Skestos           Trustee     Since August    President of Homewood       6             Director of
Year of Birth: 1968                     2000            Corporation, 750                          Midland Life
750 Northlawn Drive                                     Northlawn Drive,                          Insurance Co.
Columbus, Ohio  43214                                   Columbus, Ohio, a real
                                                        estate development firm,
                                                        since September 1999;
                                                        Director of the Midland
                                                        Life Insurance Company
                                                        since April 1998; Officer
                                                        of Huntington Capital
                                                        Corp. from April 1994 to
                                                        September 1997.

                                        Year First
                                        Elected a                                   Number of
                                        Trustee                                     Portfolios    Other
                                        and/or                                      in Trust      Directorships
                            Position    Officer of       Principal Occupation(s)    Overseen by   Held by
Name, Address and Age       Held        the Fund(1)      During Past Five Years     Trustee       Trustee(2)
Archie M. Griffin           Trustee       Since June 2001  President and CEO of the   6             Director of
Year of Birth: 1954                                        Ohio State Alumni                        Abercrombie &
410 Woody Hayes Drive                                      Association since 2004;                  Fitch,
Columbus, OH  43210                                        Associate Director of                    Director of
                                                           Athletics at The Ohio                    Motorists
                                                           State University, 1994                   Insurance,
                                                           to 2003; Director of                     Director of
                                                           Abercrombie & Fitch,                     the Ohio Auto
                                                           Motorists Insurance and                  Club
                                                           The Ohio Automobile Club.

"INTERESTED OFFICERS"

James F. Laird(3)           President     Since December   Chief Financial Officer    N/A           None
Year of Birth: 1957                       2001             of Diamond Hill
375 North Front Street,                                    Investment Group, Inc.
Suite 300                                                  since December 2001;
Columbus, Ohio  43215                                      President of Diamond
                                                           Hill Securities,
                                                           Columbus, Ohio, since
                                                           July 2001; Vice
                                                           President-Corporate
                                                           Strategy with
                                                           Nationwide Insurance
                                                           from January 2001 to
                                                           July 2001; Senior
                                                           Vice President-Product
                                                           Development with
                                                           Villanova Capital
                                                           from February 1999
                                                           through December
                                                           2000; Vice President
                                                           and General Manager
                                                           with Nationwide
                                                           Advisory Services
                                                           from January 1995
                                                           through February 1999
                                                           and Treasurer with
                                                           Nationwide Mutual
                                                           Funds from January
                                                           1995 through December
                                                           2000.

Gary R. Young(3)            Treasurer     Since May 2004   Controller of Diamond      N/A           None
Year of Birth: 1969         and                            Hill Investment Group,
375 North Front Street,     Secretary                      Inc. since April 2004;
Suite 300                                                  Director of Mutual Fund
Columbus, Ohio  43215       Chief         Since            Administration with Banc
                            Compliance    September 2004   One Investment Advisors
                            Officer                        from October 1998
                                                           through November
                                                           2003; Vice President
                                                           and Manager of Mutual
                                                           Fund Accounting and
                                                           Financial Reporting
                                                           with First Chicago
                                                           NBD from January 1996
                                                           through October 1998.

(1) Trustees and Officers of the Fund serve until their resignation, removal or retirement.


(2) This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

(3) "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Investment Adviser, Diamond Hill Capital Management, Inc., or its affiliated entities.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2004


                                                                                                                         Aggregate
                                                                                                          Dollar Range   Dollar
                           Dollar Range   Dollar Range                    Dollar Range    Dollar Range    of Fund        Range(1) of
                           of Fund        of Fund        Dollar Range     of Fund         of Fund         Shares         Shares
                           Shares         Shares         of Fund          Shares Owned(1) Shares Owned(1) Owned(1)       Owned in
                           Owned(1)       Owned(1)       Shares Owned(1)  Diamond Hill    Diamond Hill    Diamond Hill   All Funds
                           Diamond Hill   Diamond Hill   Diamond Hill     Bank &          Strategic       Short Term     Within the
                           Small Cap      Large Cap      Focus            Financial Fund  Income Fund     Fixed Income   Trust
Name of Director Trustee   Fund           Fund           Long-Short Fund                                  Fund           Overseen by
                                                                                                                         Trustee
"NON-INTERESTED"
TRUSTEES:
John Bobb                      None           None            None          $10,000 -          None           None        $10,000 -
                                                                             $50,000                                       $50,000

George A. Skestos              None           None            None             None            None           None           None

Archie M. Griffin          $1 - $10,000       None            None             None            None           None      $1 - $10,000

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.


      Trustee fees are Trust expenses. The compensation paid to the Trustees for the fiscal year ended December 31, 2004 is set forth in the following table:



                               COMPENSATION TABLE

                                           Pension or
                                           Retirement                           Total
                                            Benefits         Estimated      Compensation
                           Aggregate       Accrued as         Annual         from Trust
                         Compensation     Part of Fund     Benefits Upon   Paid to Trustee
    Trustee             from the Trust       Expense        Retirement
John M. Bobb*                 $5,000           None             None             $5,000

George A. Skestos*            $5,000           None             None             $5,000

Archie M. Griffin*            $5,000           None             None             $5,000


      *Member of Audit Committee and member of Nominating And Administration Committee. The Board has two standing committees: an Audit Committee and a Nominating and Administration Committee.

      The Audit Committee's function is to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2004.

      The Nominating and Administration Committee's function is to make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Nominating and Administration Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2004.


      As of April__, 2005, the Trustees and Officers of the Trust as a group owned The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission or by calling the Funds at 1-888-226-5595.


PROXY VOTING POLICIES AND PROCEDURES

General Policy

      The Adviser has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser's interests will be resolved in the Fund's favor pursuant to the Proxy Policy.

      The Proxy Policy sets forth the Adviser's voting guidelines. The guidelines indicate the Adviser's willingness to vote with management on matters of a routine administrative nature. Regarding non-routine proposals, the Adviser is generally opposed to such proposals if they involve an economic cost to the company or restrict management's freedom to operate in the best interests of its shareholders. Accordingly, the Adviser will generally vote with management on non-routine proposals. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

How to Obtain More Information


      Information about how the Fund's voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-888-226-5595, on the Funds' website, www.diamond-hill.com, and on the SEC's website at http://www.sec.gov. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Registrant at 375 North Front Street, Suite 300, Columbus, OH 43215 or by calling the Trust at 1-888-226-5595.


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under each Management Agreement.

      While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.


      Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      The Funds paid the following brokerage commissions for the following fiscal periods:


                                           Fiscal Year Ended          Fiscal Year Ended           Fiscal Year Ended
                                           December 31, 2004          December 31, 2003           December 31, 2002
                                           -----------------          -----------------           -----------------
Small Cap Fund                                        $31,068                    $23,591                      $27,221
Large Cap Fund                                         $7,898                    $11,296                       $7,681
Focus Long-Short Fund                                 $68,340                    $21,457                      $24,266
Bank & Financial Fund                                 $11,367                    $10,275                      $21,211
Strategic Income Fund                                 $10,086                     $7,428                       $1,760
Short Term Fixed Income Fund                              N/A                        N/A                          N/A



PORTFOLIO HOLDINGS DISCLOSURE


      The Funds disclose portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Funds may release portfolio holdings to service providers of the Funds or Diamond Hill Capital Management and others, including, without limitation, rating agencies, pricing services, and proxy voting service providers. Service providers also include accountants, attorneys, and custodians. Such holdings are released under conditions of confidentiality. "Conditions of confidentiality" include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending March 30 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending September 30 will be filed on Form N-Q. The Trust's Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov.

      The Funds also include information concerning the Funds' top ten holdings in marketing materials that are posted on www.diamond-hill.com generally no later than 10 business days after the end of each calendar quarter. After this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds. Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

DISTRIBUTION PLANS


      The Trust has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its principal underwriter a fee for the principal underwriter's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to its Management Agreement and Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.


      Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold
Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds.

      The Trustees expect that the Plans will encourage distribution of the Funds' Class A Class C shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

      The Plans have been approved by the Funds' Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. William P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust, may benefit indirectly from payments received by the Adviser under certain of the Plans because of their relationships with the Adviser and its affiliates.

      The tables below state the amounts paid under each Trust's distribution plans for the identified goods and services during the fiscal year ended December 31, 2004.

              DISTRIBUTION PLAN EXPENSES PAID BY THE SMALL CAP FUND

Type of Expense                                                     Amount Paid

                                                 Class A Shares   Class C Shares

Advertising                                      $                $
Printing and Mailing of Prospectuses             $                $
Compensation to Underwriters                     $                $
Compensation to Broker-Dealers                   $                $
Compensation to Sales Personnel                  $                $
Interest, Carrying, or Other Financial Charges   $                $
                                                 --------------   --------------
Total                                            $                $
                                                 ==============   ==============

              DISTRIBUTION PLAN EXPENSES PAID BY THE LARGE CAP FUND

Type of Expense                                                     Amount Paid

                                                 Class A Shares   Class C Shares

Advertising                                      $                $
Printing and Mailing of Prospectuses             $                $
Compensation to Underwriters                     $                $
Compensation to Broker-Dealers                   $                $
Compensation to Sales Personnel                  $                $
Interest, Carrying, or Other Financial Charges   $                $
                                                 --------------   --------------
Total                                            $                $
                                                 ==============   ==============

          DISTRIBUTION PLAN EXPENSES PAID BY THE FOCUS LONG-SHORT FUND

Type of Expense                                                     Amount Paid

                                                 Class A Shares   Class C Shares

Advertising                                      $                $
Printing and Mailing of Prospectuses             $                $
Compensation to Underwriters                     $                $
Compensation to Broker-Dealers                   $                $
Compensation to Sales Personnel                  $                $
Interest, Carrying, or Other Financial Charges   $                $
                                                 --------------   --------------
Total                                            $                $
                                                 ==============   ==============

          DISTRIBUTION PLAN EXPENSES PAID BY THE BANK & FINANCIAL FUND

Type of Expense                                                     Amount Paid

                                                 Class A Shares   Class C Shares

Advertising                                      $                $
Printing and Mailing of Prospectuses             $                $
Compensation to Underwriters                     $                $
Compensation to Broker-Dealers                   $                $
Compensation to Sales Personnel                  $                $
Interest, Carrying, or Other Financial Charges   $                $
                                                 --------------   --------------
Total                                            $                $
                                                 ==============   ==============

          DISTRIBUTION PLAN EXPENSES PAID BY THE STRATEGIC INCOME FUND

Type of Expense                                                     Amount Paid

                                                 Class A Shares   Class C Shares

Advertising                                      $                $
Printing and Mailing of Prospectuses             $                $
Compensation to Underwriters                     $                $
Compensation to Broker-Dealers                   $                $
Compensation to Sales Personnel                  $                $
Interest, Carrying, or Other Financial Charges   $                $
                                                 --------------   --------------
Total                                            $                $
                                                 ==============   ==============

       DISTRIBUTION PLAN EXPENSES PAID BY THE SHORT TERM FIXED INCOME FUND

Type of Expense                                        Amount Paid

                                                     Class A Shares

Advertising                                       $
Printing and Mailing of Prospectuses              $
Compensation to Underwriters                      $
Compensation to Broker-Dealers                    $
Compensation to Sales Personnel                   $
Interest, Carrying, or Other Financial Charges    $
                                                  --------------------
Total                                             $
                                                  ====================

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE"), generally 4:00 p.m., Eastern time on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      The offering price for orders placed before the close of the NYSE, on each business day the NYSE is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the NYSE. For orders placed after the close of regular trading on the NYSE, or on a day on which the NYSE is not open for trading, the offering price is based upon the net asset value at the close of the NYSE on the next day thereafter on which the NYSE is open for trading.


      The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class' shares outstanding.

--------------------------------------

DOMESTIC EQUITY SECURITIES

      Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00pm ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the closing of the primary exchange, typically at 4:00pm ET. Securities for which quotations are either (1) not readily available or (2) determined by the Advisor to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

FOREIGN AND DOMESTIC FIXED INCOME SECURITIES

      Fixed income securities shall be valued at the latest available quoted sale price available at 4:00pm ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations available at 4:00pm ET.

      Securities for which there is no current trade activity and no bid/ask quotations will be valued by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued based on procedures approved by the Board of Trustees. Securities with less than 61 days to maturity shall be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

      Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by the Advisor to not accurately reflect their value, are valued at their fair value using procedures set forth herein.

FOREIGN EQUITY SECURITIES

      Except as noted below, foreign securities are valued in their national currency at the latest available quoted sales price as of the close of trading on the primary foreign exchange (or principal market) or the official close as determined by the primary foreign exchange. In the absence of current trade activity, the securities will be valued at the latest bid quotations. This value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation from FTID as of 4:30pm GMT (11:30am ET).

      U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United Sates, are valued at the latest available sale price or absent such a price, the securities will be valued at the latest bid quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00pm ET. In the absence of current trade activity, the securities will be valued at the latest bid quotations as of 4:00pm ET.


      The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAXES

      Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

      While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

      Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

      As of December 31, 2004, the Funds had the following capital loss carryforwards for Federal income tax purposes:

                                                                                                 Expires
                                                                  Amount                       December 31,
Diamond Hill Large Cap Fund                                   $       281,943                      2010
                                                                        6,996                      2011
                                                               ---------------
                                                              $       288,939
                                                               ===============

Diamond Hill Short Term Fixed Income Fund                     $         2,710                      2010
                                                                        4,660                      2011
                                                                       41,161                      2012
                                                               ---------------
                                                              $        48,531
                                                               ===============

These capital loss  carryforwards  may be utilized in future years to offset net
realized   capital  gains,  if  any,  prior  to   distributing   such  gains  to
shareholders.

INVESTMENT PERFORMANCE

      Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

      "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               n
                                         P(1+T) =ERV

Where:            P        =        a hypothetical $1,000 initial investment

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

      Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

      Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      The  Fund's  sales  literature  and  advertising  commonly  refer  to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

      Average annual total return after taxes on distributions is calculated pursuant to the following formula, which is prescribed by the SEC:

               n
         P(1+T) =ATV
                    D

Where:   P        =        a hypothetical initial payment of $1,000.

         T        =        average annual total return (after taxes on
                           distributions).

         n        =        number of years.

         ATV      =        ending value of a hypothetical $1,000 payment made
            D              at the beginning of the 1-, 5-, or 10-year periods at
                           the end of such periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

      Average annual total return after taxes on distributions and redemption is calculated pursuant to the following formula, which is prescribed by the SEC:

               n
         P(1+T) =ATV
                    DR

Where:   P        =        a hypothetical initial payment of $1,000.

         T        =        average annual total return (after taxes on
                           distributions and redemption).

         n        =        number of years.

         ATV      =        ending value of a hypothetical $1,000 payment made
            DR             at the beginning of the 1-, 5-, or 10-year periods at
                           the end of such periods (or fractional portion), after taxes on fund distributions and redemption.

      The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales charge is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      The Funds' average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions for the periods ended December 31, 2004 are as follows:


                           DIAMOND HILL SMALL CAP FUND

                                                                                                  Since
                                                                           One Year            Inception(1)
                                                                           --------            ------------
CLASS A RETURN BEFORE TAXES                                                 21.80%                20.44%
Class A Return after Taxes on Distributions                                 21.52%                20.06%
Class A Return after Taxes on Distributions and Sale of Fund
Shares                                                                      14.53%                17.76%
Class C Return Before Taxes                                                 27.40%                21.32%
Class C Return after Taxes on Distributions                                 27.10%                20.93%
Class C Return after Taxes on Distributions and Sale of Fund
Shares                                                                      18.20%                18.55%

(1) Inception date for the Fund is December 29, 2000. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (February 20, 2001), which is the same as the performance for Class A shares through February 20, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.



                           DIAMOND HILL LARGE CAP FUND

                                                                                                  Since
                                                                           One Year             Inception(1)
                                                                           --------             ------------
CLASS A RETURN BEFORE TAXES                                                 14.17%                 5.39%
Class A Return after Taxes on Distributions                                 14.14%                 5.20%
Class A Return after Taxes on Distributions and Sale of Fund
Shares                                                                       9.23%                 4.50%
Class C Return Before Taxes                                                 19.33%                 6.30%
Class C Return after Taxes on Distributions                                 19.33%                 6.21%
Class C Return after Taxes on Distributions and Sale of Fund
Shares                                                                      12.57%                 5.35%


(1) Inception date for the Fund is June 29, 2001. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (September 25, 2001), which is the same as the performance for Class A shares through September 25, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.



                       DIAMOND HILL FOCUS LONG-SHORT FUND

                                                                                                  Since
                                                                           One Year             Inception(1)
                                                                           --------             ------------
CLASS A RETURN BEFORE TAXES                                                 10.11%                 6.28%
Class A Return after Taxes on Distributions                                 10.04%                 6.11%
Class A Return after Taxes on Distributions and Sale of Fund
Shares                                                                       6.67%                 5.31%
Class C Return Before Taxes                                                 15.04%                 6.87%
Class C Return after Taxes on Distributions                                 14.96%                 6.70%
Class C Return after Taxes on Distributions and Sale of Fund
Shares                                                                       9.88%                 5.83%


(1) Inception date for the Fund is June 30, 2000. The since inception return for Class C shares includes performance of the Fund that was achieved prior to the creation of Class C shares (February 13, 2001), which is the same as the performance for Class A shares through February 13, 2001. The return has been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.


                          DIAMOND HILL BANK & FINANCIAL

                                                                       One Year         Five Years     Since Inception(1)
                                                                       --------         ----------     ------------------
CLASS A RETURN BEFORE TAXES                                              9.98%            19.46%            13.98%
Class A Return after Taxes on Distributions                              8.23%            18.02%            12.69%
Class A Return after Taxes on Distributions and Sale of
Fund Shares                                                              8.05%            16.68%            11.81%
Class C Return Before Taxes                                             14.79%            20.17%            14.14%
Class C Return after Taxes on Distributions                             12.98%            18.71%            13.18%
Class C Return after Taxes on Distributions and Sale of
Fund Shares                                                             11.23%            17.31%            12.23%


(1) Inception date for the Fund is August 1, 1997. The five year and since inception returns for Class C shares include performance of the Fund that was achieved prior to the creation of Class C shares (June 3, 1999), which is the same as the performance for Class A shares through June 3, 1999. The returns have been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee.



                       DIAMOND HILL STRATEGIC INCOME FUND

                                                                          One Year           Since Inception(1)
                                                                          --------           ------------------
CLASS A RETURN BEFORE TAXES                                                  2.34%                11.98%
Class A Return after Taxes on Distributions                                  0.05%                 9.38%
Class A Return after Taxes on Distributions and Sale of Fund
Shares                                                                       1.56%                 8.71%
Class C Return Before Taxes                                                  5.70%                13.91%
Class C Return after Taxes on Distributions                                  3.57%                11.44%
Class C Return after Taxes on Distributions and Sale of Fund
Shares                                                                       3.76%                10.46%


(1) Inception date for the Fund is September 30, 2002.



                    DIAMOND HILL SHORT TERM FIXED INCOME FUND

                                                                           One Year            Since Inception(1)
                                                                           --------            ------------------
CLASS A RETURN BEFORE TAXES                                                  1.74%                 2.55%
Class A Return after Taxes on Distributions                                  0.77%                 1.50%
Class A Return after Taxes on Distributions and Sale of Fund
Shares                                                                       1.12%                 1.55%
Class I Return Before Taxes                                                  2.29%                 2.91%
Class I Return after Taxes on Distributions                                  1.24%                 1.76%
Class I Return after Taxes on Distributions and Sale of Fund
Shares                                                                       1.48%                 1.80%


(1) Inception date for the Fund is June 28, 2002.

                           NONSTANDARDIZED PERFORMANCE

      Each Fund may also advertise performance information (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The following returns are for the period since inception of the respective Fund.

December 31, 2004


Small Cap Fund
   Class A                                           123.50%
   Class C                                           116.87%

Large Cap Fund
    Class A                                           27.53%
    Class C                                           23.91%

Focus Long-Short Fund
    Class A                                           39.60%
    Class C                                           34.87%

Bank & Financial Fund
    Class C                                          180.10%
    Class A                                          166.70%

Strategic Income Fund
    Class A                                           35.49%
    Class C                                           34.09%

Short Term Fixed Income Fund
    Class A                                            6.83%
    Class C                                            7.46%


      A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a nonstandardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of a Fund) as of the end of a specified period. The following returns are for the period since inception of the respective Fund.

December 31, 2004


Small Cap Fund
   Class A                                            22.24%
   Class C                                            21.32%

Large Cap Fund
    Class A                                            7.18%
    Class C                                            6.30%

Focus Long-Short Fund
    Class A                                            7.69%
    Class C                                            6.87%

Bank & Financial Fund
    Class C                                           14.90%
    Class A                                           14.14%

Strategic Income Fund
    Class A                                           14.44%
    Class C                                           13.91%

Short Term Fixed Income Fund
    Class A                                            2.67%
    Class C                                            2.91%


      These nonstandardized quotations do not include the effect of the applicable sales charge which, if included, would reduce the quoted performance. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

      From time to time, each of the Funds may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      a-b        6
                           Yield = 2[(   /   + 1)  - 1]
                                          cd

Where:

a =      dividends and interest earned during the period

b =      expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d =      the maximum offering price per share on the last day of the period

      Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

The yields for December 2004 were:

Small Cap Fund
   Class A                                                 %
   Class C                                                 %
Large Cap Fund
    Class A                                                %
    Class C                                                %
Focus Long-Short Fund
    Class A                                                %
    Class C                                                %
Bank & Financial Fund
    Class C                                                %
    Class A                                                %
Strategic Income Fund
    Class A                                                %
    Class C                                                %
Short Term Fixed Income Fund
    Class A                                                %
    Class C                                                %

      The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

      A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating nonstandardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. With respect to the Indexes, shareholders should be aware that the Funds invest in other securities that are not included in the Indexes. The performance of the Indexes should not be considered indicative of future performance of the Funds.

      From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.


      In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

SUB-ADMINISTRATOR, SUB-FUND ACCOUNTANT AND SUB-TRANSFER AGENT

      Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4311, pursuant to the Administration, Accounting and Transfer Agency Agreement (the "Sub-Administration Agreement") entered into between Integrated and the Adviser, acts as the Funds' sub-transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Integrated. also acts as the Funds' sub-administrator and, in such capacity, manages the Funds' business affairs. In addition, Integrated., in its capacity as fund sub-accountant, provides the Fund with certain monthly reports, record-keeping and other management-related services. Fees of Integrated are paid by the Adviser under the Administration Agreement.

AUDITORS

      The firm of _______________ has been selected as independent auditors for the Trust for the fiscal year ended December 31, 2004. __________ performs an annual audit of the Funds' financial statements and advises the Funds as to certain accounting matters.

DISTRIBUTOR

      IFS Fund Distributors, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 (the "Distributor"), is the Trust's principal underwriter and exclusive agent for distribution of the Funds' shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

      Prior to April 30, 2004 Diamond Hill Securities, Inc. ("DHS"), 375 North Front Street, Suite 300, Columbus, Ohio 43215, a wholly-owned subsidiary of the Adviser, was the Trust's principal underwriter and exclusive agent for distribution of shares of each Fund. DHS was paid the following commissions for effecting sales of the Funds:


                                                     January 1, 2004 -             2003                    2002
                                                     April 30, 2004
Small Cap Fund                                            $11,354                $4,114                    $9,674
Large Cap Fund                                             $2,492                $1,563                    $1,431
Focus Long-Short Fund                                     $20,530                $4,822                    $4,266
Bank & Financial Fund                                      $8,563                $3,224                    $2,198
Strategic Income Fund                                      $6,394               $15,455                       N/A
Short Term Fixed Income Fund                                $   0                 $  66                       N/A

IFS Fund Distributors, Inc. was paid the following commissions for effecting sales of shares of the Funds:

                                                         April 30, 2004 -
                                                        December 31, 2004

Small Cap Fund                                                      $ 53
Large Cap Fund                                                      $ 37
Focus Long-Short Fund                                               $  0
Bank & Financial Fund                                             $1,012
Strategic Income Fund                                             $5,200
Short Term Fixed Income Fund                                        $  0


James F. Laird, President of the Trust is a Director, President, Treasurer and Chief Financial Officer of DHS.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

      As of April __, 2005, the following persons owned of record, or are know to own beneficially, 5% or more of a class of the Fund's outstanding shares:

DIAMOND HILL SMALL CAP FUND CLASS A

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Small Cap Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL SMALL CAP FUND CLASS C

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Small Cap Fund Class C because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL LARGE CAP FUND CLASS A

[INSERT]

As of April __, 2005, ______________ may be deemed to control Diamond Hill Large Cap Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, ______________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL LARGE CAP FUND CLASS C

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Large Cap Fund Class C because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL FOCUS LONG-SHORT FUND CLASS A

[INSERT]

As of April __, 2005, __________________ may be deemed to control Diamond Hill Focus Long-Short Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _________________ have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL FOCUS LONG-SHORT FUND CLASS C

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Focus Long-Short Fund Class C because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL BANK & FINANCIAL FUND CLASS A

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Bank & Financial Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL BANK & FINANCIAL FUND CLASS C

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Bank & Financial Fund Class C because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL STRATEGIC INCOME FUND CLASS A

[INSERT]

As of April __, 2005, _____________ may be deemed to control Diamond Hill Strategic Income Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, ______________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL STRATEGIC INCOME FUND CLASS C

[INSERT]

As of April __, 2005,  _______________________________________  may be deemed to control Diamond Hill Strategic Income Fund Class C because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, _______________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL SHORT TERM FIXED INCOME FUND CLASS A

[INSERT]

As of April __, 2005,  ________________________________ may be deemed to control
Diamond Hill Short Term Fixed Income Fund Class A because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, ________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

DIAMOND HILL SHORT TERM FIXED INCOME FUND CLASS I

[INSERT]

As of  April  __,  2005,  __________________________________  may be  deemed  to control Diamond Hill Short Term Fixed Income Fund Class I because it owns beneficially more than 25% of the Fund's outstanding shares. As a result, __________________________________ may have the ability to control the outcome of certain proposals submitted to the shareholders for approval.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund (formerly Diamond Hill Focus Fund), Diamond Hill Bank & Financial Fund, Diamond Hill Strategic Income Fund and Diamond Hill Short Term Fixed Income Fund and for the fiscal year ended December 31, 2004. The Funds will provide the Annual Report without charge at written request or request by telephone.

                               DIAMOND HILL FUNDS

PART C. OTHER INFORMATION

-------------------------

ITEM 23. EXHIBITS

(a)   Articles of Incorporation.

      (i) Copy of Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

      (ii) Copy of Amendment No. 1 to Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of other Amendments to Registrant's Amended and Restated Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, are hereby incorporated by reference.

      (iii) Copy of Amendment No. 9 to Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (iv)  Copy of  Amendment  No.  11 to  Registrant's  Amended  and  Restated
      Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(b)   By-Laws.

      Copy  of  Registrant's   By-Laws,   which  was  filed  as  an  Exhibit  to
Registrant's Registration Statement, is hereby incorporated by reference.

(c)   Instruments Defining Rights of Security Holders.

      None other than in Registrant's Amended and Restated Agreement and Declaration of Trust, as amended, and By-Laws.

(d)   Investment Advisory Contracts.

      (i) Copy of Registrant's Management Agreement for the Diamond Hill Focus Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

      (ii) Copy of Registrant's Management Agreement for the Diamond Hill Bank & Financial Fund, formerly known as Banc Stock Group Fund with its Adviser, Diamond

      Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

      (iii) Copy of Registrant's Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (iv) Copy of Registrant's Management Agreement for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (v) Copy of Registrant's Management Agreement for the Diamond Hill Short Term Fixed Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 is hereby incorporated by reference.

      (vi) Copy of Registrant's Management Agreement for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 is hereby incorporated by reference.

      (vii) Copy of Registrant's Management Agreement for the Diamond Hill Bank & Financial Fund with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.

(e)   Underwriting Contracts.

      (i) Copy of Registrant's Underwriting Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Pre- Effective Amendment No. 1, is hereby incorporated by reference.

      (ii) Copy of Registrant's Underwriting Agreement with Diamond Hill Securities, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

      (iii)  Copy  of   Registrant's   Underwriting   Agreement  with  IFS  Fund
      Distributors, Inc. is filed herewith.

(f)   Bonus or Profit Sharing Contracts.

      None.

(g)   Custodian Agreements.

      (i) Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (ii) Copy of Registrant's Amended and Restated Custody Agreement with U.S.
      Bank,   N.A.,   which  was  filed  as  an  Exhibit  to  the   Registrant's
      Post-Effective Amendment No. 15, is hereby incorporated by reference.

(h)   Other Material Contracts.

      (i) Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

      (ii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc. for the Diamond Hill Bank & Financial Fund, formerly known as Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

      (iii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (iv) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (v) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Short Term Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 is hereby incorporated by reference.

      (vi) Copy of Registrant's First-Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 is hereby incorporated by reference.

      (vi) Copy of the Administration, Accounting And Transfer Agency Agreement between Diamond Hill Capital Management, Inc. and Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 is hereby incorporated by reference.

      (viii) Copy of Registrant's Second-Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with Diamond Hill Capital Management, Inc., is filed herewith.

(i)   Legal Opinion.

      Opinion of Baker & Hostetler LLP which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18 is hereby incorporated by reference.

(j)   Other Opinions.

      (i) Consent of Accountant - to be filed by Amendment.

(k)   Omitted Financial Statements.

      None.

(l)   Initial Capital Agreements.

      Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)   Rule 12b-1 Plans.

      (i) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

      (ii) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

      (iii) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (iv) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (v) Class A Shares  12b-1  Distribution  Expense Plan for the Diamond Hill
      Small  Cap  Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
      Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (vi) Class C Shares 12b-1  Distribution  Expense Plan for the Diamond Hill
      Small  Cap  Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
      Post-Effective Amendment No. 11, is hereby incorporated by reference.

      (vii) Class A Shares 12b-1 Distribution  Expense Plan for the Diamond Hill
      Large  Cap  Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
      Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (viii) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill
      Large  Cap  Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
      Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (ix) Plan of Distribution for the Diamond Hill Short Term Fixed Income Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

      (x) Plan of Distribution for the Diamond Hill Strategic Income Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 is hereby incorporated by reference.

(n)   Rule 18f-3 Plan.

      Rule  18f-3  Plan,   which  was  filed  as  an  Exhibit  to   Registrant's
      Post-Effective Amendment No. 3, is hereby incorporated by reference.

(o) Powers of Attorney for Trustees, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, are hereby incorporated by reference.

(p)   Code of Ethics.

      (i) Copy of the Revised Code of Ethics of Diamond Hill Funds, Diamond Hill Securities, Inc., and Diamond Hill Investment Group, Inc., formerly known as The Heartland Group of Companies, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 is hereby incorporated by reference.

      (ii) Copy of Diamond Hill Funds Code of Ethics for Principal Executive and Financial Officers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18 is hereby incorporated by reference.

      (iii) Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. is filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

      None.

ITEM 25. INDEMNIFICATION

(a)  Article  VI  of  the  Registrant's   Amended  and  Restated  Agreement  and
Declaration of Trust provides for indemnification of officers and Trustees as follows:

      SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

      SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      A. Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 ("DHCM"), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Focus Long-Short Fund, Diamond Hill Bank & Financial Fund, Diamond Hill Short Term Fixed Income Fund and Diamond Hill Strategic Income Fund, is a registered investment adviser.

      (1) DHCM has engaged in no other business during the past two fiscal years.

      (2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

ITEM 27. PRINCIPAL UNDERWRITERS

      (a) IFS Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open-end investment companies: The Appleton Funds, the Caldwell & Orkin Funds, Inc., The Bjurman, Barry Funds, The Westport Funds and The James Advantage Funds.

      (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

                                                                Position                Position
                                                                with                    with
                           Name                                 Distributor             Registrant
                           ----                                 -----------             ----------
                           Jill T. McGruder                     Director                None

                           Scott A. Englehart                   President               None

                           Terrie A. Wiedenheft                 Senior Vice             None
                                                                President,
                                                                Chief Financial
                                                                Officer and
                                                                Treasurer

                           Roy E. Rogers                        Vice   President,       None
                                                                Client Relations

                           Tina H. Bloom                        Vice President          Assistant
                                                                and Associate           Secretary
                                                                General Counsel

      (c)   Inapplicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 375 North Front Street, Suite 300, Columbus, Ohio 43215 and/or by the Registrant's Custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Mutual Funds Service Co., 6000 Memorial Dr., Dublin, Ohio 43017.

ITEM 29. MANAGEMENT SERVICES

      None.

ITEM 30. UNDERTAKINGS

      None.

                            POST-EFFECTIVE AMENDMENT

                           -------------------------

                                  EXHIBIT INDEX

                           -------------------------

------------------------------------------------------------------------------------ ---------------------------------
                                   EXHIBIT NAME                                               EXHIBIT NUMBER
------------------------------------------------------------------------------------ ---------------------------------
Management Agreement for Diamond Hill Bank & Financial Fund                          (f)(vii)
------------------------------------------------------------------------------------ ---------------------------------
Underwriting Agreement between Diamond Hill Funds and IFS Fund Distributors, Inc.    (e)(iii)
------------------------------------------------------------------------------------ ---------------------------------
Second-Amended and Restated Administrative, Fund Accounting and Transfer Agency      (h)(viii)
Services Agreement between Diamond Hill Funds and Diamond Hill Capital
Management, Inc.
------------------------------------------------------------------------------------ ---------------------------------
Revised Code of Ethics of Diamond  Hill Funds and Diamond Hill Capital  Management,
Inc.                                                                                 (p)(iii)
------------------------------------------------------------------------------------ ---------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on the 14th day of February 2005.

                                            DIAMOND HILL FUNDS


                                            By: /s/  James F. Laird
                                                -------------------------------
                                                James F. Laird

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James F. Laird                          President                           February 14, 2005
-------------------------------------
James F. Laird


/s/ Gary R. Young                           Treasurer, Secretary                February 14, 2005
-------------------------------------       and Chief Compliance
Gary R. Young                               Officer


John M. Bobb*                               Trustee                             February 14, 2005
-------------------------------------
John M. Bobb


George A. Skestos*                          Trustee                             February 14, 2005
-------------------------------------
George A. Skestos


Archie M. Griffin*                          Trustee                             February 14, 2005
-------------------------------------
Archie M. Griffin


*By: /s/  James F. Laird
     --------------------------------
         James F. Laird
         Executed by James F. Laird
         on behalf of those indicated pursuant
         to Powers of Attorney